LINCOLN LIFE(TM)

Emancipator
Life Annual
Report
1995

LINCOLN LIFE(TM)

January 1996


Dear Emancipator Life Policyholder:

1995 was a very prosperous year for most investors. The year saw a dramatic continuation of the rally in the financial marketplace that began in late 1994. The performance of the funds underlying the Emancipator Life subaccounts reflects 1995's strong investment markets.

The following table shows the change in unit values of the subaccounts over several time periods. These figures are slightly different from those appearing in the accompanying report as they reflect the deduction of asset charges associated with your policy.

                                Percent change in unit values
                                Periods ended 12/31/95
                                ------------------------------------------
                                         5-year average    Since inception
Emancipator Life subaccounts    1 year   annual compound   2/6/87
--------------------------------------------------------------------------
Bond Fund                       18.38%         9.50%             8.12%
Growth and Income Fund          37.51         15.50             11.64
Managed Fund                    28.49         11.66              9.26
Money Market Fund*               5.02          3.64              5.12
Special Opportunities Fund      31.01         18.39             12.21

The rates of return shown in the above table reflect the percentage change in unit values of the Separate Account, and represent the gross investment results of the subaccounts minus the asset management charges and any miscellaneous expenses incurred by the funds, and minus the mortality and expense risk charges made by the Separate Account.

The positive performance of the subaccounts in 1995, in comparison to the relatively poor performance of 1994, illustrates the importance of keeping a long-term perspective and maintaining a well-diversified portfolio. As we've mentioned in previous reports, it is important that your allocations among the available investment options are consistent with your individual risk tolerance and your long term investment horizon.



* An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the subaccount will maintain a stable $1.00 share price.

The next several pages contain performance and investment commentary from the investment management firms. More detailed information about the five underlying funds follows the commentary.

Your decision to select one of our variable insurance products was well rewarded in 1995 and we appreciate the opportunity to help you achieve your financial security goals. Thank you again for placing your confidence in Lincoln Life. If we can be of further service, please call one of our customer service representatives on our toll free number - 1-800-348- 0851.

Sincerely,

/s/ Kelly D. Clevenger                  /s/ Edward B. Martin, CLU

Kelly D. Clevenger                      Edward B. Martin, CLU
Vice President                          Vice President


Note: The investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

HOW A $10,000 INVESTMENT HAS GROWN

The following charts show the growth of $10,000 invested in each of the investment portfolios. However, the variable annuity and life insurance contracts that use these funds have certain fees and expenses not reflected here.

BOND FUND

[CHART SHOWING]
Growth of $10,000 invested 1/1/86 through 12/31/95
[APPEARS HERE]
                                                     1/1/86   12/31/95
                                                     -------  --------
  Bond Fund........................................  $10,000  $24,751
  Lehman Brothers Government/Corporate Bond Index..  $10,000  $25,117

Throughout the financial markets, 1995 was an outstanding year. In a bull market in which yields plummeted by approximately 2-21/2% across most of the treasury curve, the Bond Fund outperformed relative to its peers.

A variety of factors helped to drive the bull run in the bond and stock markets in 1995. The Mexican peso devaluation in December of 1994 and the negative publicity from the Orange County and Barings investment losses, related to speculative derivatives, helped set the stage for the 1995 rebound. Tightening of monetary policy by the Federal Reserve during 1994 began to impact the economy in 1995, as the economy experienced a "soft landing" consisting of slow economic growth and low inflation. Finally, based in part on the Republican landslide in the 1994 elections, the markets rallied throughout the year on expectations of deficit reduction.

The Fund employed several key strategies during the year which enhanced portfolio returns. To take advantage of the soft landing, a strategy of aggressively taking more credit risk was utilized. The Fund's exposure in several sectors, including airlines and media, improved performance during the year. Confident of a rebound in interest rates, we remained at longer durations than our benchmark. This strategy was highly effective as the long bond rallied throughout the year resulting in price appreciation for the Fund. In anticipation of spread widening in the mortgage backed securities market, we maintained a modest exposure to this sector.

We look for 1996 to be a year of continued slow economic growth and moderate inflation. Although the bond market will not be able to repeat the extremely strong performance of 1995, a favorable environment for fixed income securities should exist as the Federal Reserve is likely to continue to ease interest rates.

                                                                  Tim Policinski

                                               Lincoln Investment Management Co.

GROWTH AND INCOME FUND

[CHART SHOWING]
Growth of $10,000 invested 1/1/86 through 12/31/95
[APPEARS HERE]
                                                     1/1/86   12/31/95
                                                     -------  --------
  Growth Fund......................................  $10,000  $37,174
  S&P 500 Index....................................  $10,000  $40,043

Stocks provided extraordinary gains this year as the S&P 500 Index returned 37.6%. At the beginning of the year, the economic soil did not seem rich enough to yield such a bountiful crop of returns. The Federal Reserve had aggressively raised interest rates to cut off a perceived threat of inflation. This tightening action was intended to slow down the economy and, in turn, may have tamed corporate profits. Quite to the contrary, while growth in Gross Domestic Product decreased early in the year, corporate profits were robust, surpassing the average expectations. These strong earnings fueled the stock market returns early in the year. Later in the year, while earnings continued to grow, the Federal Reserve lowered interest rates. This action boosted both the stock and bond markets.

Separate from the impact of raw earnings and economic forces on the market, speculation and politics also played a role in the market's dramatic rise. Technology stocks were hot. In part, the phenomenon of the Internet and the convenience and affordability of high powered computers drove technology stocks higher. However, politics played a role in that technology stocks generally do not pay dividends and they would benefit from the anticipated capital gains tax cut proposed by Congress.

The Growth and Income Fund had a strong year, outpacing the vast majority of similar funds. While the economic environment at the beginning of the year did not seem positive for stocks, investors with a long term perspective were rewarded for investing in the Growth & Income Fund and participating fully in the rally of 1995.

                                                                T. Scott Wittman

                                                         Vantage Global Advisors

MANAGED FUND

[CHART SHOWING]
Growth of $10,000 invested 1/1/86 through 12/31/95
[APPEARS HERE]
                                                     1/1/86   12/31/95
                                                     -------  --------
  Managed Fund.....................................  $10,000  $28,689
  Lehman Brothers Government/Corporate Bond Index..  $10,000  $25,117
  S&P 500 Index....................................  $10,000  $40,043

Last year's performance was in sharp contrast to that of 1994. Funds investing in a mix of stocks and bonds should have performed well. The bond market as measured by the Lehman Government/Corporate Bond Index recorded its third best return since the index's inception in 1973. The S&P 500 performance in 1995 was the best over that same time period.

As we entered 1995 many analysts were convinced that the Fed would continue on its tightening agenda which began a year earlier. The Fed did indeed push up rates in February, but ultimately the market came to realize that inflationary pressures were under control. As the engineered "soft landing" actually evolved, the Fed was able to lower short rates in July and again in December. The long end of the interest rate curve was helped by foreign purchases of U.S. securities and the renewed confidence that inflation was under control. Equity markets were the beneficiary of lower interest rates and surprisingly good earnings reports. Large capitalized issues generally did better than the smaller growth stocks, although there was some exceptional performance in technology and biotech firms.

During the year we maintained a nearly fully invested position with a heavier allocation towards equities. As we anticipated a decline in interest rates, our bond manager increased duration versus the index. Cash was generally minimal throughout the year, but was employed in barbell strategies in conjunction with longer maturity instruments.

The Fund's asset allocation as of 12/31/95 in the Managed Fund was: Stocks 51.48%, Bonds 43.87% and Money Markets 4.65%. The Managed Fund's performance for 1995 was more than 27% compared to the S&P 500 Index of 37.50% and the Lehman Government/Corporate Bond Index of 19.24% for the year.

It is not unusual for an excellent year in the stock market to be followed by reasonably positive returns, but that is not necessarily the case for bonds. We believe that inflation will remain under control in the near term, thus providing a safety valve for bonds. Our major concern is the budget impasse, which to date has had some negative impact on stock and bond prices, and which could add volatility depending on its resolution. Given our outlook on the economy and markets we expect to maintain a fully invested position with a slight bias towards equities.

                                                                      Jay Yentis

                                               Lincoln Investment Management Co.

SPECIAL OPPORTUNITIES FUND

[CHART SHOWING]
Growth of $10,000 invested 1/1/86 through 12/31/95
[APPEARS HERE]
                                                       1/1/86   12/31/95
                                                       -------  --------
  Special Opportunities..............................  $10,000  $31,472
  S&P Mid-Cap Index..................................  $10,000  $42,018

The stock market had a remarkable year in 1995 with larger stocks leading the way. The Dow Jones Industrial Average broke through the 4000 mark early in the year and surged straight through the 5000 mark by November. Larger stocks, as represented by the S&P 500 returned 37.6% while the Russell 2000 which is comprised of mostly smaller stocks returned 28.4%. In both cases, the returns were well above historical averages. The Special Opportunities Fund which invests in mid-sized companies performed in line with these benchmarks with a return for the year in between the S&P 500 and the Russell 2000.

Throughout 1994 and into 1995, the Federal Reserve had been raising interest rates, attempting to accomplish a "soft landing," (i.e. slow the economy without causing a recession.) Some say Alan Greenspan and his associates have achieved this objective as growth in

GDP had decreased but remains positive. Greenspan's intention was to slow the economy to fight off the threat of inflation. At this point inflation appears to be in check.

Given this action by the Fed and the economic consequences, investors steered toward issues that were less likely to be affected by an economic downturn. Large consumer non-cyclicals such as tobacco and pharmaceutical companies performed exceptionally well. Large companies were further bolstered by a flurry of mergers and acquisitions in the banking industry with financial companies in general outpacing the averages substantially. In contrast, economically sensitive companies such as small retailers were weak.

Historically, smaller companies have provided a higher long term return. The underperformance of smaller companies last year was due largely to the economic uncertainty early in the year. The Special Opportunities Fund is designed to capture the additional long term return opportunities of smaller companies and has provided competitive returns relative to its peers and relevant mid-cap indices.

                                                                T. Scott Wittman

                                                         Vantage Global Advisors

First time use with the public February 1996.

Lincoln National Bond Fund, Inc.


Statement of Net Assets
December 31, 1995

Investments
                                                 Par                 Market
Long-Term Debt Investments:                    Amount                Value
                                             ----------           -----------
U.S. Government and Agency Obligations:   31.9%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
  7.3%, 12/15/12                              $2,994,978            $3,191,149
  3.5%, 12/15/21                               2,000,000             1,618,220
FNMA
  7.6%, 7/25/05                                1,682,028             1,711,363
  7.125%, 10/1/05                              2,595,275             2,777,670
  6.665%, 11/1/05                                999,291             1,034,756
  6.66%, 12/1/05                               2,000,000             2,066,120
  6.8%, 8/1/15                                   955,839               991,253
  7.15%, 10/1/15                               2,989,283             3,032,209
  8.0%, 4/1/17                                   458,159               478,209
  7.0%, 10/1/25                                2,994,533             3,016,992
FNMA Prinicpal Strip Step Up Cpn*
  7.56%, 12/20/01                              4,000,000             3,774,800
GNMA
  9.0%, 5/15/17                                  257,499               274,136
  9.0%, 9/15/19                                  975,753             1,037,089
  6.5%, 11/15/23                                 957,876               952,741
Tennesse Valley Authority Generic*
  0.0%, 11/1/00                                9,500,000             7,246,600
U.S. Treasury Strips*
  9.875%, 5/15/08                             48,000,000            23,354,880
U.S. Treasury Bonds
  12.0%, 8/15/13                                 500,000               771,714
  8.0%, 11/15/21                               6,500,000             8,135,140
U.S. Treasury Notes
  6.0%, 6/30/96                                3,000,000             3,011,250
  7.88%, 11/15/04                             10,000,000            11,581,200
-------------------------------------------------------------------------------
                                                                    80,057,491

Collateralized Mortgage Obligations:   1.4%
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Series 58
  8.0% CMO, 4/15/16                            1,383,671             1,414,458
Mid State Trust III
  9.625%, 4/1/22                                 321,520               331,323
Prudential Home Mortgage
  6.7%, 11/25/07                               1,500,000             1,517,160
Resolution Trust Corp.
  9.0%, 9/25/28                                  241,831               249,756
-------------------------------------------------------------------------------
                                                                     3,512,697

Indexed Securities:  1.4%
-------------------------------------------------------------------------------
Caterpillar Financial Services Corp. *
  4.25%, 1/8/96, coupon inversely
  indexed to 2 year Italian swap
  rate multiplied by 5.11.                     3,500,000             3,476,900
-------------------------------------------------------------------------------


Air Transportation:   2.1%
-------------------------------------------------------------------------------
American Airlines Equipment Trust
  10.18%, 1/2/13                               1,500,000             1,881,855
Delta Air Lines Inc.
  8.25%, Med. Term Note, 12/27/07              1,500,000             1,747,020
United Airline Inc. Equipment Trust
  9.35%, 4/7/16                                1,500,000             1,718,145
-------------------------------------------------------------------------------
                                                                     5,347,020

Aluminum:   0.3%
-------------------------------------------------------------------------------
Alcan Aluminum LTD - Debentures
  9.7%, 10/15/96                                 250,000               257,955
  8.875%, 1/15/22                                500,000               555,100
-------------------------------------------------------------------------------
                                                                       813,055

Banking and Insurance:  7.6%
-------------------------------------------------------------------------------
Ahmanson HF & Co.
  8.25%, 10/1/02                               2,000,000             2,205,740
Banc One Corp.
  9.875%, 3/1/09                                 500,000               647,965
Barclays Bank Services
  3.56%, 2/14/49                               2,000,000             1,705,000
Barnett Banks Inc. Note
  6.5%, 9/1/05                                 1,500,000             1,563,705
First America Bank Corp.
  7.75% Subordinated Note, 7/15/04             2,000,000             2,186,860
First Bank System Inc.
  6.875% Subordinated Note, 9/15/07            1,000,000             1,042,310
First Union Corp.
  8.0%, 8/15/09                                2,000,000             2,247,240
First USA Bank
  5.75%, 1/15/99                               2,000,000             1,989,920
Fleet Financial Group
  7.65%, 9/1/99                                1,000,000             1,046,880
Fleet/Norstar Financial Group Inc.
  7.65%, 3/1/97                                  500,000               510,635
Great Western Bank
  10.25% Subordinated Notes, 6/15/00             500,000               558,900
Harris Bankcorp Inc.
  9.375% Subordinated Notes, 6/1/01              250,000               287,858
National Westminster Bancorp
  3.69%, 7/30/49                               3,000,000             2,512,500
National Westminster Bank p.l.c.
  9.45% Debentures, 5/1/01                       500,000               577,820
-------------------------------------------------------------------------------
                                                                    19,083,333

Broadcasting:  0.2%
-------------------------------------------------------------------------------
Viacom Inc.
  8.75%, 5/15/01                                 500,000               511,250
-------------------------------------------------------------------------------


Building Materials:   0.5%
-------------------------------------------------------------------------------
Georgia Pacific Corp.
  10.1%, 6/15/02                               1,000,000             1,187,970
-------------------------------------------------------------------------------


Entertainment:  1.3%
-------------------------------------------------------------------------------
ITT Corp. Note
  6.25%, 11/15/00                              1,000,000             1,005,530
Time Warner Inc.
  8.88%, 10/1/12                                 500,000               559,330
  9.125%, 1/15/13                              1,500,000             1,687,710
-------------------------------------------------------------------------------
                                                                     3,252,570

Finance:   8.3%
-------------------------------------------------------------------------------
Aristar Finance
  7.5% Senior Subordinated Note, 7/1/99        1,500,000             1,579,170
Avco Financial Services Inc.
  7.25%, 7/15/99                               1,000,000             1,047,760
Beneficial Corp.
  9% Med. Term Notes, 1/19/96                  1,250,000             1,252,813
Chrysler Financial Corp.
  9.5%, 12/15/99                               1,500,000             1,684,935
Discover Credit Corp.
  8.73% Med. Term Note, 8/15/96                  500,000               509,805
Dow Capital B V
  9.0%, 5/15/10                                3,000,000             3,636,030
Ford Motor Credit Co.
  8.875% Med. Term Note, 5/1/96                2,000,000             2,022,540
General Motors Acceptance Corp.
  7.85%, 11/15/97                              1,500,000             1,558,650
  8.88%, 6/1/10                                1,500,000             1,826,670
Household Affinity Credit Card
  6.05%, 5/15/01                               1,000,000             1,007,520
Household Finance Corp.
  9.63% Senior Subordinated Note, 7/15/00        875,000               999,748
International Lease Finance Co.
  8.25%, 1/15/00                               2,000,000             2,167,860
Salomon Inc.
  7.25%, 1/15/00                               1,000,000             1,022,350
Spiegel Charge Account Trust 2
  6.95%, 12/17/01                                500,000               510,264
-------------------------------------------------------------------------------
                                                                    20,826,115

                                        Par               Market
                                       Amount             Value
                                     ---------           --------
Financial Services:  2.2%
------------------------------------------------------------------------
AT & T Capital Corp.
  7.47%, 5/11/05                       $2,750,000            $2,968,872
B.A.T. Capital Corp. Euro Bd (UK)
  6.5%, 11/24/03                        2,500,000             2,514,063
------------------------------------------------------------------------
                                                              5,482,935

Food and Beverage:  1.9%
------------------------------------------------------------------------
Coca Cola Enterprises Inc.
  8.0%, 1/4/05                          2,310,000             2,632,869
ConAgra Inc.
  9.88%, 11/15/05                       1,000,000             1,246,000
Nabisco Inc.
  7.55%, 6/15/15                          750,000               786,090
------------------------------------------------------------------------
                                                              4,664,959

Foreign Government:  2.1%
------------------------------------------------------------------------
Hydro-Quebec
  7.2%,  Med. Term Note 10/5/09         3,000,000             3,475,560
Manitoba (Province of)
  7.75%, 7/7/26                         1,500,000             1,688,970
------------------------------------------------------------------------
                                                              5,164,530

Machinery and Engineering:  1.0%
------------------------------------------------------------------------
Deere & Co.
  8.27%, 8/8/95                         2,000,000             2,401,440
------------------------------------------------------------------------


Metals and Mining:  3.0%
------------------------------------------------------------------------
Cyprus Amax Minerals Co. Note
  7.375%, 5/15/07                       2,500,000             2,670,324
Inco LTD Deb
  9.6%, 6/15/22                         1,300,000             1,499,810
Newmont Gold Co.
  8.91%, 1/5/09                           750,000               833,768
Noranda Inc.
  8.13%, 6/15/04                        2,000,000             2,220,380
Reynolds Metals Co.
  9.0%, 8/15/03                           250,000               292,468
------------------------------------------------------------------------
                                                              7,516,750

Miscellaneous:  1.1%
------------------------------------------------------------------------
Duquesne II Funding Corp.
  8.7%, 6/1/16                          2,474,000             2,771,969
------------------------------------------------------------------------


Motor Vehicles and Equipment:  0.4%
------------------------------------------------------------------------
General Motors Corp.
  8.17%, 1/2/00                         1,043,214             1,076,638
------------------------------------------------------------------------


Office and Business Equipment and Services:  0.2%
------------------------------------------------------------------------
Xerox Corp. - Euronote
  8.375%, 9/25/96                         500,000               505,745
------------------------------------------------------------------------


Paper:  1.5%
------------------------------------------------------------------------
Champion International Corp.
  7.7%, 12/15/99                        1,500,000             1,593,030
James River Corp. Note
  6.7%, 11/15/03                        2,000,000             2,026,160
------------------------------------------------------------------------
                                                              3,619,190

Petroleum and Petroleum Related:  3.1%
------------------------------------------------------------------------
Arkla Inc. Db
  11/15/19                              1,000,000             1,141,890
Atlantic Richfield Co.
  10.25% Eurobond, 7/2/00               1,000,000             1,080,930
Enron Corp.
  9.5%, 6/15/01                         1,000,000             1,160,760
Noble Affiliates Inc.
  7.25%, 10/15/23                         600,000               611,418
Occidental Petroleum Corp.
  11.75%, 3/15/11                       2,000,000             2,113,360
Petro Canada - Debentures
  8.6%, 10/15/01                        1,500,000             1,670,895
------------------------------------------------------------------------
                                                              7,779,253

Public Utilities:  15.7%
------------------------------------------------------------------------
Carolina Power & Light Co.
  9.0%, 4/1/22                           $500,000              $534,625
Central Maine Power Co.
  6.5%, 7/22/97                         1,500,000             1,506,765
Cleveland Electric Illuminating Co.
  8.26% Med. Term Note, 10/30/98        2,500,000             2,584,675
Commonwealth Edison Co.
  9.375%, 2/15/00                         500,000               557,020
Consumers Power Co.
  8.75% 1st Mortgage, 2/15/98           1,000,000             1,049,680
  8.875% 1st Mortgage, 11/15/99         1,000,000             1,088,090
Detroit Edison Co.
  6.56%, 5/1/01                         2,000,000             2,042,980
Great Lakes Power Inc.
  9.0%, 8/1/04                          1,500,000             1,684,680
GTE Hawaiian Telephone Co. Inc.  Sr Db
  7.0%, 2/1/06                          2,000,000             2,097,200
Illinois Power Co.
  5.85% 1st Mortgage Bonds, 10/1/9        625,000               625,363
Long Island Lighting Co.
  9.63%, 7/1/24                           500,000               529,995
National Rural Utilities Coop Fin Coll Tr
  7.2%, 10/1/15                         1,000,000             1,049,250
Nevada Power Co.
  7.06%, 5/1/00                         1,500,000             1,553,235
New Jersey Bell Telephone
  7.85%, 11/15/29                       1,950,000             2,317,517
Northeast Utilities Series A
  8.58%, 12/1/06                          948,571             1,053,057
Old Dominion Electric Co-op SE
  8.76%, 12/1/22                        1,600,000             1,890,240
Pacificorp
  9.15% Med. Term Note, 8/9/11          2,000,000             2,496,540
Pennsylvania Power & Light
  7.7%, 10/1/09                         3,000,000             3,378,990
PSI Energy Inc.
  8.56% Med. Term Note, 12/27/11        2,000,000             2,316,360
Public Service Co. of Colorado
  6.375%, 11/1/05                       1,500,000             1,487,370
Texas Gas Transmission Corp.
  8.63%, 4/4/04                         1,000,000             1,151,290
Texas Utilities Electric Co.
  9.85%, 2/5/03                         1,500,000             1,800,944
Utilicorp United Inc.
  10.5%, 12/1/20                        2,000,000             2,418,540
Washington Water & Power Co.
  8.01%, 12/17/01                       2,000,000             2,198,540
------------------------------------------------------------------------
                                                             39,412,946

Railroads:  0.8%
------------------------------------------------------------------------
Burlington Northern RR
  6.94%, 1/2/14                           500,000               524,930
Chicago & Northwestern Holdings Corp.
  6.25%, 7/30/12                        1,460,551             1,464,144
------------------------------------------------------------------------
                                                              1,989,074

Retail:  1.0%
------------------------------------------------------------------------
Sears,Roebuck & Co.
  9.05%, 2/6/12                         2,000,000             2,431,560
------------------------------------------------------------------------
Savings and Loan:  0.4%
------------------------------------------------------------------------
First Security Corp. Bd
  7.0%, 7/15/05                         1,000,000             1,042,870
------------------------------------------------------------------------
Securities Dealers:  1.7%
------------------------------------------------------------------------
Lehman Brothers Holding Co. Sr Note
  8.875%, 3/1/02                        1,000,000             1,117,000
Smith Barney Holdings
  7.88%, 10/1/99                        3,000,000             3,196,170
------------------------------------------------------------------------
                                                              4,313,170

                                              Par            Market
                                            Amount           Value
                                          -----------     ------------
Telecommunications: 3.0%
------------------------------------------------------------------------
NYNEX Capital Funding
  7.63%, 10/15/09                         $3,000,000         $3,465,450
Nynex Corp.
  9.55% Debentures, 5/1/10                 1,638,700          1,949,528
Rochester Telephone Corp.
  9.0% Med. Term Note, 7/19/00             2,000,000          2,246,140
------------------------------------------------------------------------
                                                              7,661,118
Transportation: 1.0%
------------------------------------------------------------------------
Federal Express Corp. Note
  9.65%, 6/15/12                           2,000,000          2,534,120
------------------------------------------------------------------------

Total Long-Term Debt Investments: 95.1%
(Cost $225,322,149)                                         238,436,668
------------------------------------------------------------------------

Money Market Instruments:

Idaho Power Co.
  5.8%, 1/2/96                             1,300,000          1,295,602
ITT-Hartford Group, Inc
  5.8%, 1/2/96                             6,900,000          6,888,883
Sumitomo Corp. Of America
  6.0%, 1/2/96                             6,000,000          5,992,000
UBS Finance Inc
  6.0%, 1/2/96                            10,100,000         10,088,217
------------------------------------------------------------------------

Total Money Market Instruments: 9.6%
(Cost $24,264,702)                                           24,264,702
------------------------------------------------------------------------

Total Investments: 104.7%
(Cost $249,586,851)                                         262,701,370
------------------------------------------------------------------------

Other Assets Under Liabilities (4.7%)                       (11,885,316)
------------------------------------------------------------------------

Net Assets: 100.0%
(equivalent to $12.247 per share
based on 20,480,316 shares
issued and outstanding)                                    $250,816,054
========================================================================

Lincoln National Growth and Income
  Fund, Inc.

Statement of Net Assets
December 31, 1995

Investments
                                            Number           Market
                                           of Shares         Value
Common Stocks:                            -----------     ------------

Aerospace: 1.4%
------------------------------------------------------------------------
McDonnell Douglas Corp.                      270,900        $24,922,800
------------------------------------------------------------------------

Air Transportation: 0.6%
------------------------------------------------------------------------
AMR Corp.*                                   154,900         11,501,325
------------------------------------------------------------------------

Banking and Insurance: 10.6%
------------------------------------------------------------------------
AllState Corp.                               480,049         19,742,015
American General Corp.                       584,000         20,367,000
Bank of Boston Corp.                         521,500         24,119,375
Bank of New York Inc.                        502,500         24,496,875
Chemical Banking Corp.                       458,800         26,954,500
Cigna Corp.                                  248,800         25,688,600
First Chicago NBD Corp.                      615,943         24,329,749
NationsBank Corp.                            227,500         15,839,687
Transamerica Corp.                           104,300          7,600,863
Transport Holdings Inc.*                          77              3,138
Travelers Inc.                                83,500          5,250,062
------------------------------------------------------------------------
                                                            194,391,864
Broadcasting: 1.3%
------------------------------------------------------------------------
Capital Cities ABC Inc.                       82,400         10,166,100
King World Productions Inc.*                 328,900         12,785,988
------------------------------------------------------------------------
                                                             22,952,088
Building Materials: 0.7%
------------------------------------------------------------------------
Dover Corp.                                  334,200        $12,323,625
------------------------------------------------------------------------

Building and Construction: 0.4%
------------------------------------------------------------------------
Armstrong World Industries Inc.              114,900          7,123,800
------------------------------------------------------------------------

Chemicals: 3.1%
------------------------------------------------------------------------
Dow Chemical Co.                             147,600         10,387,350
Du Pont E I De Nemours & Co.                 248,300         17,349,962
Eastman Chemical Co.                          82,900          5,191,613
Olin Corp.                                   171,400         12,726,450
Union Carbide Corp.                          274,700         10,301,250
------------------------------------------------------------------------
                                                             55,956,625

Consumer Products and Services: 5.7%
------------------------------------------------------------------------
American Brands Inc.                         133,500          5,957,437
Black & Decker Corp.                         323,000         11,385,750
Omnicom Group Inc.                           232,800          8,671,800
Philip Morris Co. Inc.                       583,000         52,761,500
Procter & Gamble Co.                         320,700         26,618,100
------------------------------------------------------------------------
                                                            105,394,587

Drug and Hospital Supplies: 8.3%
------------------------------------------------------------------------
Baxter International Inc.                    637,500         26,695,313
Bristol Myers Squibb Co.                     488,300         41,932,762
Lilly (Eli) & Co.                            260,000         14,625,000
Merck & Co. Inc.                             150,800          9,915,100
Pharmacia & Upjohn Inc.*                     719,490         27,880,237
Schering-Plough Corp.                        578,900         31,694,775
------------------------------------------------------------------------
                                                            152,743,187

Electrical and Electronics: 7.7%
------------------------------------------------------------------------
Alliance Semiconductor Corp.*                296,100          3,442,163
Applied Materials Inc.*                      565,400         22,262,625
Arrow Electrics Inc.*                        115,200          4,968,000
Avnet Inc.                                   239,400         10,713,150
General Electric Co.                         563,500         40,572,000
Harris Corp.                                 306,300         16,731,637
Mentor Graphics Corp. *                      411,200          7,504,400
Read Rite Corp.*                             638,700         14,849,775
Teradyne Inc.*                               568,000         14,200,000
Texas Instruments Inc.                       100,100          5,180,175
------------------------------------------------------------------------
                                                            140,423,925

Entertainment: 2.1%
------------------------------------------------------------------------
Bally Entertainment Corp.*                   555,500          7,777,000
Mattel Inc.                                  252,031          7,749,953
Mirage Resorts Inc.*                         678,400         23,404,800
------------------------------------------------------------------------
                                                             38,931,753

Finance: 0.9%
------------------------------------------------------------------------
Household International Inc.                 270,700         16,005,137
------------------------------------------------------------------------

Food and Beverage: 6.9%
------------------------------------------------------------------------
Campbell Soup Co.                             70,300          4,218,000
Coca Cola Co.                                329,700         24,480,225
ConAgra Inc.                                 331,900         13,690,875
CPC International Inc.                       146,100         10,026,112
Heinz H.J. Co.                               407,150         13,486,844
IBP Inc.                                     355,300         17,942,650
RJR Nabisco Holding Corp.                    318,920          9,846,655
Safeway Inc.*                                515,900         26,568,850
Universal Foods Corp.                        142,600          5,721,825
------------------------------------------------------------------------
                                                            125,982,036

Industrial: 0.5%
------------------------------------------------------------------------
TRW Inc.                                     126,100          9,772,750
------------------------------------------------------------------------

Machinery and Engineering: 1.2%
------------------------------------------------------------------------
Novellus Systems Inc.*                       394,300         21,292,200
------------------------------------------------------------------------


                                             Number              Market
                                           of Shares             Value
                                         -------------      --------------
Metals and Mining:  2.2%
--------------------------------------------------------------------------
Cyprus Amax Minerals Co.                    413,200           $10,794,850
Parker Hannifin Corp.                       261,950             8,971,787
Phelps Dodge Corp.                          336,800            20,965,800
--------------------------------------------------------------------------
                                                               40,732,437

Motor Vehicles and Equipment:  2.6%
--------------------------------------------------------------------------
Eaton Corp.                                 373,100            20,007,488
Ford Motor Co.                              405,400            11,756,600
Goodrich BF Co.                             139,400             9,496,625
Navistar International Corp.*               679,900             7,138,950
--------------------------------------------------------------------------
                                                               48,399,663

Office and Business Equipment and Services:  7.0%
--------------------------------------------------------------------------
Adaptec Inc.*                               200,400             8,216,400
Cadence Design Systems Inc.*                494,250            20,758,500
Cisco Systems Inc.*                         150,300            11,216,138
Computer Associates International Inc.       95,300             5,420,187
Dell Computer Corp.*                        626,200            21,682,175
Digital Equipment Corp.*                     73,600             4,719,600
Manpower Inc.                               213,100             5,993,437
Micron Technology Inc.                      118,100             4,679,713
Reynolds & Reynolds Co.                     209,200             8,132,650
Seagate Technology*                         230,300            10,939,250
Sun Microsystems Inc.*                      568,200            25,924,125
--------------------------------------------------------------------------
                                                              127,682,175

Paper: 1.8%
--------------------------------------------------------------------------
Bowater Inc.                                546,800            19,411,400
Stone Container Corp.                       465,500             6,691,562
Union Camp Corp.                            151,600             7,219,950
--------------------------------------------------------------------------
                                                               33,322,912

Petroleum and Petroleum Related:  9.1%
--------------------------------------------------------------------------
Amoco Corp.                                 288,900            20,764,687
Atlantic Richfield Co.                       92,900            10,288,675
Exxon Corp.                                 574,400            46,023,800
Halliburton Co.                             277,800            14,063,625
Lyondell Petrochemical Co.                  588,300            13,457,363
Mobil Corp.                                 123,200            13,798,400
Occidental Petroleum Corp.                  195,000             4,168,125
Royal Dutch Petroleum Co.                   147,600            20,830,050
Williams Companies Inc.                     537,500            23,582,812
--------------------------------------------------------------------------
                                                              166,977,537

Printing and Publishing:  0.5%
--------------------------------------------------------------------------
New York Times Co.                          321,800             9,533,325
--------------------------------------------------------------------------


Public Utilities:  4.4%
--------------------------------------------------------------------------
Baltimore Gas & Electric Co.                150,900             4,300,650
Consolidated Edison Co.                     679,900            21,756,800
General Public Utilities Corp.              272,450             9,263,300
New York State Electric & Gas Corp.*        331,300             8,572,388
Northeast Utilities                         388,000             9,457,500
SCE Corp.                                   203,700             3,615,675
Unicom Corp.                                730,900            23,936,975
--------------------------------------------------------------------------
                                                               80,903,288

Railroads:  0.2%
--------------------------------------------------------------------------
Conrail Inc.                                 44,200             3,094,000
--------------------------------------------------------------------------


Retail:  3.6%
--------------------------------------------------------------------------
Eckerd Corp.*                               115,300             5,145,263
Jostens Inc.                                 56,100             1,360,425
Kroger Co.*                                 611,600            22,935,000
Pier 1 Imports Inc.                         416,700             4,739,962
Sears, Roebuck & Co.                        228,200             8,899,800
Staples Inc.*                               773,800            18,861,375
Waban Inc.*                                 252,500             4,734,375
--------------------------------------------------------------------------
                                                               66,676,200

Securities Dealers:  1.5%
--------------------------------------------------------------------------
Bear, Stearns & Co. Inc.                    807,100            16,041,113
Dean Witter Discover & Co.                  261,800            12,304,600
--------------------------------------------------------------------------
                                                               28,345,713
Shoes:  0.7%
--------------------------------------------------------------------------
Nike Inc.                                   178,600           $12,435,025
--------------------------------------------------------------------------


Soaps, Cleaner and Cosmetics:  1.9%
--------------------------------------------------------------------------
Clorox Co.                                  220,000            15,757,500
Colgate-Palmolive Co.                       264,900            18,609,225
--------------------------------------------------------------------------
                                                               34,366,725

Telecommunications:  9.2%
--------------------------------------------------------------------------
American Telephone & Telegraph Co           345,200            22,351,700
Ameritech Corp.                             607,500            35,842,500
Bellsouth Corp.                             573,600            24,951,600
Comsat Corp.                                281,600             5,244,800
GTE Corp.                                   738,000            32,472,000
Pacific Telesis Group                       821,000            27,606,125
SBC Communications Inc.                     135,800             7,808,500
Sprint Corp.                                333,500            13,298,313
--------------------------------------------------------------------------
                                                              169,575,538

Transportation: 0.9%
--------------------------------------------------------------------------
Illinois Central Corp.                      311,300            11,946,138
PHH Corp.                                    92,700             4,333,725
--------------------------------------------------------------------------
                                                               16,279,863

Total Common Stocks:  97.0%
(Cost  $1,404,390,388)                                      1,778,042,103
--------------------------------------------------------------------------
                                           Par
Money Market Instruments:                Amount
                                       ----------

AT&T Corp.
  5.65%, 1/17/96                         $5,000,000             4,984,306
U.S. Treasury Bill
  0.0%, 5/2/96                            4,500,000             4,229,957
Avco Financial Services
  5.66%, 2/13/96                          2,500,000             2,464,232
Bell Atlantic Financial Services
  5.77%, 1/17/96                          7,600,000             7,556,148
Commercial Credit Co.
  5.81%, 1/8/96                           3,300,000             3,289,348
ITT-Hartford Group, Inc.
  5.8%, 1/18/96                           6,300,000             6,276,655
  5.65%, 1/19/96                          5,900,000             5,880,555
PHH Corp.
  5.85%, 1/10/96                          3,725,000             3,717,131
  5.75%, 1/19/96                          6,300,000             6,250,694
Smith Barney
  5.8%, 1/3/96                            4,200,000             4,185,790
  5.9%, 1/3/96                            5,600,000             5,593,521
Sony Captial Corp.
  6.05%, 1/5/96                           1,400,000             1,398,118
Sumitomo Corp. Of America
  5.75%,  1/4/96                         12,700,000            12,664,736
  5.75%, 1/5/96                           5,800,000             5,785,178
  5.8%,  1/22/96                          5,275,000             5,253,753
Temple-Inland Inc.
  5.9%, 1/17/96                           5,000,000             4,983,611
UBS Finance Inc.
  5.75%, 1/2/96                           6,800,000             6,786,967
--------------------------------------------------------------------------
Total Money Market Instruments:  5.0%
(Cost  $91,300,700)                                            91,300,700
--------------------------------------------------------------------------
Total Investments:  102.0%
(Cost $1,495,691,088)                                       1,869,342,803
--------------------------------------------------------------------------
Other Assets Under Liabilities  (2.0%)                        (35,892,346)
--------------------------------------------------------------------------
Net Assets:  100.0%
(equivalent to $29.756 per share
based on 61,615,296 shares
issued and outstanding)                                    $1,833,450,457
==========================================================================

Lincoln National Managed Fund, Inc.




Statement of Net Assets
December 31, 1995

Investments
                                             Par                 Market
Long-Term Debt Investments:                Amount                Value
                                         ----------            ----------

U.S. Government and Agency Obligations:  21.2%
--------------------------------------------------------------------------
FHLMC Pool
  7.3%, 12/15/12                         $2,994,978            $3,191,149
  8.5%, 1/1/17                            1,222,426             1,270,236
FNMA
  7.56% Principal Strip, 12/20/01*        4,000,000             3,774,800
  7.6%, 7/25/05                           1,682,028             1,711,363
  6.73%, 8/1/05                           2,143,791             2,215,929
  7.0%, 10/1/05                           2,994,533             3,016,992
  7.175%, 10/1/05                         3,994,881             4,275,641
  6.655%, 11/1/05                           999,291             1,034,756
  6.66%, 12/1/05                          2,000,000             2,066,120
  0.0% Debenture, 7/5/14*                 2,500,000               770,700
  7.15%, 10/1/15                          2,989,283             3,032,209
  7.5%, 5/25/20                           4,000,000             4,123,880
GNMA
  6.5%, 12/15/23                          1,386,208             1,378,778
Tennessee Valley Authority Generic*
  0.0%, 11/1/00                          11,500,000             8,772,200
U.S. Treasury Bonds
  8.0%, 11/15/21                          6,500,000             8,135,140
U.S. Treasury Notes
  7.875%, 11/15/04                        6,000,000             6,948,720
  6.5%, 8/15/05                           7,200,000             7,672,464
  7.375%, 5/15/96                         2,000,000             2,015,620
  8.875%, 2/15/96                         7,000,000             7,030,590
  6.0%, 6/30/96                          13,000,000            13,048,750
  5.375%, 5/31/98                         5,000,000             5,015,600
U.S. Treasury Strip*
  9.875%, 5/15/08                        70,000,000            34,059,200
--------------------------------------------------------------------------
                                                              124,560,837

Collateralized Mortgage Obligations:  0.7%
--------------------------------------------------------------------------
FLHMC
  8.0%, 4/15/16                           2,075,507             2,121,687
Mid State Trust III
  7.625%, 4/1/22                            321,520               331,323
Prudential Home Mortgage
  6.7%, 11/25/07                          1,500,000             1,517,160
--------------------------------------------------------------------------
                                                                3,970,170

Indexed Securities:  0.6%
--------------------------------------------------------------------------
Caterpillar Financial Services Corp.*
  4.25%, 1/8/96, coupon inversely
  indexed to 2 year Italian swap
  rate multiplied by 5.11.                3,500,000             3,476,900
--------------------------------------------------------------------------


Air Transportation:  0.9%
--------------------------------------------------------------------------
American Airlines Equipment Trust
  10.18%, 1/2/13                          1,500,000             1,881,855
Delta Air Lines Inc.
  8.25%, 12/27/07                         1,500,000             1,747,020
United Airline Inc. Equipment Trust
  9.35%, 4/7/16                           1,500,000             1,718,145
--------------------------------------------------------------------------
                                                                5,347,020

Banking and Insurance:  4.2%
--------------------------------------------------------------------------
Ahmanson HF & Co.
  8.25%, 10/1/02                          2,000,000             2,205,740
Banc One Corp.
  9.875%, 3/1/09                            500,000               647,965
Barclays Bank Services
  3.875%, 11/30/49                        2,000,000             1,715,000
Barnett Banks Inc. Note
  6.9%, 9/1/05                            1,500,000             1,563,705
Chase Manhattan Corp.
  6.5% Subordinated Note, 1/15/09         3,000,000             3,003,750
First America Bank Corp.
  7.75% Subordinated Note, 7/1/04         2,000,000             2,186,860
First Union Corp.
  8.0%, 8/15/09                           2,000,000             2,247,240
First USA Bank
  5.75%, 1/15/99                          2,000,000             1,989,920
Fleet Financial Group
  7.25%, 9/1/99                           1,000,000             1,046,880
National Westminster Bancorp
  3.69%, 7/30/49                          3,000,000             2,512,500
National Westminster Bank p.l.c.
  9.45% Debentures, 5/1/01                  500,000               577,820
NationsBank Corp.
  8.125% Subordinated Debentures,6/15/02  1,000,000             1,103,600
Travelers Group Inc.
  8.625%, 2/1/07                          3,000,000             3,534,090
Viacom Inc.
  8.75%, 5/15/01                            500,000               511,250
--------------------------------------------------------------------------
                                                               24,846,320

Entertainment:   0.4%
--------------------------------------------------------------------------
Time Warner Inc.
  8.875%, 10/1/12                           500,000               559,330
  9.125%, 1/15/13                         1,500,000             1,687,710
--------------------------------------------------------------------------
                                                                2,247,040

Finance:  3.8%
--------------------------------------------------------------------------
Aristar Finance
  7.5% Senior Subordinated Note, 7/1/99   1,500,000             1,579,170
Avco Financial Services Inc.
  7.25%, 7/15/99                          1,000,000             1,047,760
Chrysler Financial Corp.
  9.5%, 12/15/99                          1,500,000             1,684,935
Discover Credit Corp.
  8.73% Med. Term Note, 8/15/96             500,000               509,805
Dow Capital B V
  9.0%, 5/15/10                           3,000,000             3,636,030
Ford Motor Credit Co.
  7.95% Med. Term Notes, 5/17/99          2,000,000             2,131,580
General Electric Capital Corp.
  8.3%, 9/20/09                           3,000,000             3,613,050
General Motors Acceptance Corp.
  7.85%, 11/15/97                         1,500,000             1,558,650
  8.875%, 6/1/10                          1,500,000             1,826,670
Household Finance Corp.
  9.625% Senior Subordinated Note, 7/15/00  875,000               999,749
International Lease Finance Co.
  8.25%, 1/15/00                          2,000,000             2,167,860
Salomon Inc.
  7.25%, 1/15/00                          1,000,000             1,022,350
Spiegel Charge Account Trust 2
  6.95%, 12/17/01                           500,000               510,265
--------------------------------------------------------------------------
                                                               22,287,874

Financial Services:  0.4%
--------------------------------------------------------------------------
B.A.T. Capital Corp. Euro Bd (UK)
  6.5%, 11/24/03                          2,500,000             2,514,063
--------------------------------------------------------------------------

Food and Beverage:  0.7%
--------------------------------------------------------------------------
Coca Cola Enterprises Inc.
  8.0%, 1/4/05                            3,000,000             3,419,310
Nabisco Inc.
  7.55%, 6/15/15                            750,000               786,090
--------------------------------------------------------------------------
                                                                4,205,400

Foreign Government:  0.9%
--------------------------------------------------------------------------
Hydro-Quebec
  7.2%,  Med. Term Note 10/5/09           3,000,000             3,475,560
Manitoba (Province of)
  7.75%, 7/7/16                           1,500,000             1,688,970
--------------------------------------------------------------------------
                                                                5,164,530

Machinery and Engineering:  0.4%
--------------------------------------------------------------------------
Deere & Co. Capital Corp.
  8.625%, 8/1/19                          2,000,000             2,401,440
--------------------------------------------------------------------------

                                                  Par                  Market
                                                 Amount                Value
                                               ----------            ----------

Metals and Mining:  1.2%
--------------------------------------------------------------------------------
Cyprus Amax Minerals Co. Note
  7.375%, 5/15/07                              $2,500,000            $2,670,325
Inco LTD Deb
  9.6%, 6/15/22                                 1,300,000             1,499,810
Newmont Gold Co.
  8.91%, 1/5/09                                   750,000               833,767
Noranda Inc.
  8.125%, 6/15/04                               2,000,000             2,220,380
--------------------------------------------------------------------------------
                                                                      7,224,282

Miscellaneous:  0.1%
--------------------------------------------------------------------------------
Xerox Corp. - Euronote
  8.375%, 9/25/96                                 500,000               505,745
--------------------------------------------------------------------------------


Paper:  0.8%
--------------------------------------------------------------------------------
Champion International Corp.
  7.7%, 12/15/99                                1,500,000             1,593,030
Westvaco Corp.
  8.3%, 8/1/22                                  2,500,000             2,792,550
--------------------------------------------------------------------------------
                                                                      4,385,580

Petroleum and Petroleum Related:  0.9%
--------------------------------------------------------------------------------
Enron Corp.
  9.5%, 6/15/01                                 1,000,000             1,160,760
Noble Affiliates Inc.
  7.25%, 10/15/23                                 600,000               611,418
Occidental Petroleum Corp.
  11.75%, 3/15/11                               2,000,000             2,113,360
Petro Canada - Debentures
  8.6%, 10/15/01                                1,500,000             1,670,895
--------------------------------------------------------------------------------
                                                                      5,556,433

Public Utilities:  5.6%
--------------------------------------------------------------------------------
Baltimore Gas & Electric Co.
  8.92% Med. Term Note, 7/16/98                 1,000,000             1,073,820
Carolina Power & Light Co.
  9.0%, 4/1/22                                    500,000               534,625
Central Maine Power Co.
  6.5% Med. Term Note, 7/22/97                  1,500,000             1,506,765
Commonwealth Edison Co.
  9.375%, 2/15/00                                 500,000               557,020
Detroit Edison Co.
  6.56% Med. Term Note, 5/1/01                  2,000,000             2,042,980
Duquesne II Funding Corp.
  8.7%, 6/1/16                                  2,475,000             2,773,089
Great Lakes Power Inc.
  9.0%, 8/1/04                                  1,500,000             1,684,680
GTE Hawaiian Telephone Co. Inc. Sr Db
  7.0%, 2/1/06                                  2,000,000             2,097,200
Gulf States Utilities Co.
  7.35%, 11/1/98                                1,500,000             1,553,205
Illinois Power Co.
  5.85% 1st Mortgage Bonds, 10/1/96               625,000               625,363
Long Island Lighting Co.
  9.625%, 7/1/24                                  500,000               529,995
National Rural Utilities Cooperative Finance Corp.
  8.5%, 2/15/98                                 1,000,000             1,055,810
Nevada Power Co.
  7.06%, 5/1/00                                 1,500,000             1,553,235
Old Dominion Electric Co-op
  7.48%, 12/1/13                                1,500,000             1,642,020
Pacificorp
  9.15% Med. Term Note, 8/9/11                  1,500,000             1,872,405
Pennsylvania Power & Light
  7.7%, 10/1/09                                 3,000,000             3,378,990
Public Service Co. of Colorado
  6.375%, 11/1/05                               1,500,000             1,487,370
PSI Energy, Inc.
  8.57% Med. Term Note, 12/27/11                  500,000               579,570
Texas Gas Transmission Corp.
  8.625%, 4/4/04                                2,000,000             2,302,580
Texas Utilities Electric Co.
  7.375%, 8/1/01                                1,500,000             1,588,770
Utilicorp United Inc.
  10.5%, 12/1/20                                1,000,000             1,209,270
Washington Water Power Co.
  8.01% Med. Term Note, 12/17/01                1,000,000             1,099,270
--------------------------------------------------------------------------------
                                                                     32,748,032

Railroads:  0.3%
--------------------------------------------------------------------------------
Burlington Northern RR
  6.94%, 1/2/14                                   500,000               524,930
Chicago & Northwestern Holdings Corp.
  6.25%, 7/30/12                                1,460,551             1,464,143
--------------------------------------------------------------------------------
                                                                      1,989,073

Retail:  0.5%
--------------------------------------------------------------------------------
Sears, Roebuck & Co.
  9.05%, 2/6/12                                 2,500,000             3,039,450
--------------------------------------------------------------------------------


Securities Dealers:  0.7%
--------------------------------------------------------------------------------
Lehman Brothers Holding Co. Sr Note
  8.875%, 3/1/02                                1,000,000             1,117,000
Smith Barney Holdings
  7.875%, 10/1/99                               3,000,000             3,196,170
--------------------------------------------------------------------------------
                                                                      4,313,170

Telecommunications:  0.6%
--------------------------------------------------------------------------------
NYNEX Cap Funding
  7.63% Med. Term Note, 10/15/09                3,000,000             3,465,450
--------------------------------------------------------------------------------


Transportation:  0.4%
--------------------------------------------------------------------------------
Federal Express Corp. Note
  9.65%, 6/15/12                                2,000,000             2,534,120
--------------------------------------------------------------------------------

Total Long-Term Debt Investments:  45.3%
(Cost $253,283,367)                                                 266,782,929
--------------------------------------------------------------------------------

                                                 Number
Common Stocks:                                 of Shares
                                               ----------
Aerospace:  1.0%
--------------------------------------------------------------------------------
McDonnell Douglas Corp.                            44,600             4,103,200
Parker Hannifin Corp.                              51,550             1,765,588
--------------------------------------------------------------------------------
                                                                      5,868,788

Air Transportation:  0.4%
--------------------------------------------------------------------------------
America West Airlines Inc. CL B*                   24,700               419,900
AMR Corp.*                                         15,900             1,180,575
Continental Airlines Holdings Inc.*                11,400               495,900
Mesa Airlines Inc.*                                52,500               472,500
--------------------------------------------------------------------------------
                                                                      2,568,875

Banking and Insurance:  5.5%
--------------------------------------------------------------------------------
AllState Corp.                                     88,810             3,652,311
American Bankers Ins. Group Inc.                   12,000               468,000
American General Corp.                             97,900             3,414,263
Bank of Boston Corp.                               78,200             3,616,750
Bank of New York Inc.                              69,400             3,383,250
Banknorth Group Inc.*                              13,200               508,200
Chemical Banking Corp.                             63,100             3,707,125
Cigna Corp.                                        33,900             3,500,175
Deposit Guaranty Corp.                              9,800               436,100
First Chicago NBD Corp.                            96,835             3,824,983
HCC Insurance Holdings Inc.*                       14,100               521,700
MAIC Holdings Inc.*                                13,400               455,600
NationsBank Corp.                                  33,500             2,332,437
Onebancorp Inc.                                    15,100               503,962
Provident Bancorp*                                 10,500               493,500
Transamerica Corp.                                 17,500             1,275,313
Transport Holdings Inc.*                               13                   530
Travelers Group Inc.                                2,700               169,762
United Carolina Bancshares Inc.*                   11,900               401,625
--------------------------------------------------------------------------------
                                                                     32,665,586

                                  Number              Market
                                 of Shares             Value
                                 ---------           ---------
Broadcasting:  0.5%
---------------------------------------------------------------
Heritage Media Corp.*             17,100              $438,187
King World Productions Inc.*      54,200             2,107,025
Renaissance Communication Corp.*  23,400               517,725
---------------------------------------------------------------
                                                     3,062,937
Building Materials:  0.2%
---------------------------------------------------------------
Dover Corp.                       34,300             1,264,812
---------------------------------------------------------------

Building and Construction:  0.6%
---------------------------------------------------------------
Armstrong World Industries Inc.   24,900             1,543,800
Halliburton Co.                   38,800             1,964,250
---------------------------------------------------------------
                                                     3,508,050
Chemicals:  1.8%
---------------------------------------------------------------
Albelmarle Corp.*                 23,600               457,250
Bio Rad Laboratories Inc.*        11,000               467,500
Dow Chemical Co.                  35,500             2,498,312
Du Pont E I De Nemours & Co.      20,900             1,460,388
Eastman Chemical Co.              20,400             1,277,550
International Specialty
  Products*                       44,400               482,850
Learonal Inc.*                    16,800               386,400
Mississippi Chemical Corp.*       19,000               441,750
Olin Corp.                        20,100             1,492,425
Somatogen Inc.*                   22,300               420,912
Union Carbide Corp.               34,600             1,297,500
---------------------------------------------------------------
                                                    10,682,837
Coal and Gas:  0.2%
---------------------------------------------------------------
Louis Dreyfus Natural Gas Corp.*  31,900               482,488
New Jersey Resources Corp.        16,100               485,013
Zeigler Coal Holding Co.          38,200               530,025
---------------------------------------------------------------
                                                     1,497,526
Consumer Products and Services:  3.0%
---------------------------------------------------------------
American Brands Inc.              17,800               794,325
Black & Decker Corp.              26,300               927,075
Hughes Supply Inc.*               17,000               480,250
Libbey Inc.                       20,000               450,000
Nash Finch Co.                    22,700               414,275
Omnicom Group Inc.                18,000               670,500
Philip Morris Co. Inc.            89,000             8,054,500
Procter & Gamble Co.              69,400             5,760,200
---------------------------------------------------------------
                                                    17,551,125
Drug and Hospital Supplies:  4.4%
---------------------------------------------------------------
Adac Laboratories                 36,300               440,138
Baxter International Inc.        101,800             4,262,875
Bristol Myers Squibb Co.          68,300             5,865,262
Lilly (Eli) & Co.                 75,000             4,218,750
Merck & Co. Inc.                  11,700               769,275
Omnicare Inc.*                    12,000               537,000
Pharmacia & Upjohn Inc.*         106,045             4,109,244
Schering-Plough Corp.             76,400             4,182,900
Sybron International Corp.*       19,200               456,000
Target Therapeutics Inc.*         13,600               581,400
Watson Pharmaceuticals Inc.*       9,500               465,500
---------------------------------------------------------------
                                                    25,888,344
Electrical and Electronics:  4.1%
---------------------------------------------------------------
Alliance Semiconductor Corp.*     81,300               945,112
Applied Materials Inc.*           69,700             2,744,438
Arrow Electrics Inc.*             31,000             1,336,875
Auspex Systems Inc.*              29,600               540,200
Electroglas Inc.*                 20,100               492,450
FSI International Inc.*           18,900               382,725
General Electric Co.              92,200             6,638,400
Harris Corp.                      44,600             2,436,275
Helix Technology Corp.*           12,500               493,750
Kemet Corp. Class B*              19,100               456,013
Mentor Graphics Corp.*           101,100             1,845,075
Read Rite Corp.*                  94,200             2,190,150
Rexel Inc.*                       34,600               467,100
Sanmina Corp.*                     8,800               456,500
Teradyne Inc.*                    78,000             1,950,000
Texas Instruments Inc.            12,000               621,000
Wyle Electronics                  11,500               403,937
---------------------------------------------------------------
                                                    24,400,000
Entertainment:  1.0%
---------------------------------------------------------------
Bally Entertainment Corp.*        61,500               861,000
Grand Casinos Inc.*               18,300               425,475
Mattel Inc.                       33,512             1,030,494
Mirage Resorts Inc.*              96,800             3,339,600
---------------------------------------------------------------
                                                     5,656,569
Finance:  0.7%
---------------------------------------------------------------
Household International Inc.      58,000             3,429,250
One Valley Bancorp West
  Virginia Inc.                   14,000               437,500
---------------------------------------------------------------
                                                     3,866,750
Financial Services:  0.3%
---------------------------------------------------------------
Dean Witter Discover & Co.        21,800             1,024,600
Interpool, Inc.                   27,300               487,988
Olympic Financial LTD*            28,800               468,000
---------------------------------------------------------------
                                                     1,980,588
Food and Beverage:  3.5%
---------------------------------------------------------------
Campbell Soup Co.                 23,800             1,428,000
Coca Cola Co.                     40,600             3,014,550
ConAgra Inc.                      88,700             3,658,875
CPC International Inc.            23,000             1,578,375
Heinz H.J. Co.                    71,250             2,360,156
Hudson Foods Inc.                 28,000               483,000
IBP Inc.                          53,800             2,716,900
RJR Nabisco Holding Corp.         38,480             1,188,070
Robert Mondavi Corp.*             14,000               386,750
Safeway Inc.*                     52,400             2,698,600
Smithfield Foods Inc.*            14,400               457,200
WLR Foods Inc.                    27,300               450,450
---------------------------------------------------------------
                                                    20,420,926
Hospital and Health Care:  0.3%
---------------------------------------------------------------
Healthcare Compare Corp.*         29,300             1,274,550
Universal Health Services Inc.*   11,000               488,125
---------------------------------------------------------------
                                                     1,762,675
Hotels:  0.1%
---------------------------------------------------------------
Marcus Corp.*                     18,700               511,912
---------------------------------------------------------------

Industrial:  0.3%
---------------------------------------------------------------
TRW Inc.                          20,800             1,612,000
---------------------------------------------------------------

Machinery and Engineering:  0.6%
---------------------------------------------------------------
Barnes Group Inc.*                12,000               432,000
Graco Inc.                        13,600               414,800
Novellus Systems Inc.*            54,200             2,926,800
---------------------------------------------------------------
                                                     3,773,600
Metals and Mining:  1.1%
---------------------------------------------------------------
ASARCO Inc.                       27,700               886,400
Chaparral Steel Co.*              30,100               504,175
Cyprus Amax Minerals Co.          15,600               407,550
Intermet Corp.*                   38,000               399,000
Phelps Dodge Corp.                50,000             3,112,500
Texas Industries Inc.*             8,900               471,700
Tredegar Industries Inc.          14,400               468,000
---------------------------------------------------------------
                                                     6,249,325
Miscellaneous:  0.3%
---------------------------------------------------------------
Anthony Industries Inc.           19,700               453,100
CDW Computer Centers Inc.*        11,500               465,750
Medisense Inc.*                   15,000               474,375
Ultratech Stepper Inc.*           17,100               440,325
---------------------------------------------------------------
                                                     1,833,550

                                  Number               Market
                                 of Shares              Value
                                 ---------            ---------

Motor Vehicles and Equipment:  1.6%
----------------------------------------------------------------
Champion Enterprises Inc.*         17,000              $524,875
Custom Chrome Inc.*                19,100               441,688
Dana Corp.                         33,500               979,875
Eaton Corp.                        56,200             3,013,725
Ford Motor Co.                     61,400             1,780,600
Goodrich BF Co.                    26,500             1,805,313
Navistar International Corp.*      68,700               721,350
Wynns International Inc.*          15,100               447,337
----------------------------------------------------------------
                                                      9,714,763

Office and Business Equipment and Services:  4.0%
----------------------------------------------------------------
Adaptec Inc.*                      27,300             1,119,300
Applied Magnetics Corp.*           28,800               536,400
Avery Dennison Corp.               32,700             1,639,088
Boole & Babbage Inc.*              17,700               433,650
Cadence Design Systems Inc.*       59,150             2,484,300
Cisco Systems Inc.*                23,900             1,783,537
Computer Associates
  International Inc.               18,150             1,032,281
Computervision Corp.*              31,600               485,850
Dell Computer Corp.*               95,200             3,296,300
Gateway 2000 Inc.*                 19,000               465,500
Health Management Systems Inc.*    12,600               491,400
Jack Henry & Associates*           19,900               492,525
Kronos Inc.*                       10,300               489,250
Medic Computer Systems Inc.*        6,700               405,350
Micron Technology Inc.             20,800               824,200
Moore Corp. LTD                    16,600               309,175
Optical Data Systems Inc.*         15,800               398,950
Reynolds & Reynolds Co.            21,800               847,475
Seagate Technology*                45,900             2,180,250
Sun Microsystems Inc.*             81,000             3,695,625
----------------------------------------------------------------
                                                     23,410,406

Paper:  0.6%
----------------------------------------------------------------
Bowater Inc.                       35,000             1,242,500
Caraustar Industries Inc.          22,800               456,000
Republic Group*                    34,900               488,600
Stone Container Corp.              85,400             1,227,625
----------------------------------------------------------------
                                                      3,414,725

Petroleum and Petroleum Related:  4.3%
----------------------------------------------------------------
Amoco Corp.                        36,400             2,616,250
Atlantic Richfield Co.             13,600             1,506,200
Exxon Corp.                        88,900             7,123,113
Lyondell Petrochemical Co.        123,600             2,827,350
Mitchell Energy & Development
  Corp.                            25,500               478,125
Mobil Corp.                        41,500             4,648,000
Occidental Petroleum Corp.         38,200               816,525
Royal Dutch Petroleum Co.          19,000             2,681,375
Sonat Offshore Drilling Inc.*      11,000               492,250
Valero Energy Corp.*               17,500               428,750
Varco International Inc.*          38,700               464,400
Williams Companies Inc.            20,200               886,275
Yankee Energy System Inc.          18,800               474,700
----------------------------------------------------------------
                                                     25,443,313

Plastics:  0.2%
----------------------------------------------------------------
LCI International Inc.*            26,000               533,000
Safeskin Corp.*                    26,800               455,600
----------------------------------------------------------------
                                                        988,600

Printing and Publishing:  0.5%
----------------------------------------------------------------
American Business Products Inc.*   19,300               550,050
Bowne & Co. Inc.                   22,900               458,000
New York Times Co.                 36,300             1,075,387
Pulitzer Publishing Co.*            9,800               467,950
Scientific Games Holdings Corp.*   13,300               502,075
----------------------------------------------------------------
                                                      3,053,462

Public Utilities:  2.4%
----------------------------------------------------------------
Consolidated Edison Co.           102,800             3,289,600
General Public Utilities Corp.     40,200             1,366,800
Green Mountain Power Corp.         16,300               452,325
Northeast Utilities                93,600             2,281,500
Northwestern Public Service Co.*   16,800               470,400
Ohio Edison Co.                    24,200               568,700
SCE Corp.                         142,100             2,522,275
Southern California Water Co.*     23,500               475,875
TNP Enterprises Inc.               23,900               448,125
Tucson Electric Power Co.*        150,000               487,500
Unicom Corp.                       51,100             1,673,525
----------------------------------------------------------------
                                                     14,036,625

Railroads:  0.1%
----------------------------------------------------------------
Conrail Inc.                        8,600               602,000
----------------------------------------------------------------

Restaurant:  0.1%
----------------------------------------------------------------
Applebee's International Inc.      18,100               411,775
----------------------------------------------------------------

Retail:  2.8%
----------------------------------------------------------------
Carson Pirie Scott & Co.*          22,600               449,175
Caseys General Stores Inc.*        23,200               507,500
Claire's Stores Inc.               21,000               370,125
CompUSA Inc.*                      15,500               482,438
Eckerd Corp.*                      21,900               977,288
Fabri Centers Of America*          32,000               424,000
Jostens Inc.                      129,500             3,140,375
Kroger Co.*                        85,200             3,195,000
National Media Corp.*              25,000               525,000
Pier 1 Imports Inc.                60,000               682,500
Sears, Roebuck & Co.               52,900             2,063,100
Staples Inc.*                     104,700             2,552,062
Waban Inc.*                        51,200               960,000
Zale Corp.*                        27,000               435,375
----------------------------------------------------------------
                                                     16,763,938

Securities Dealers:  0.4%
----------------------------------------------------------------
Bear, Stearns & Co. Inc.           89,700             1,782,788
Raymond James Financial Inc.       19,800               418,275
----------------------------------------------------------------
                                                      2,201,063

Shoes:  0.5%
----------------------------------------------------------------
Nike Inc.                          43,800             3,049,574
----------------------------------------------------------------

Soaps, Cleaner and Cosmetics:  0.7%
----------------------------------------------------------------
Clorox Co.                         12,500               895,313
Colgate-Palmolive Co.              43,500             3,055,875
----------------------------------------------------------------
                                                      3,951,188
Telecommunications:  4.2%
----------------------------------------------------------------
American Telephone & Telegraph Co. 56,100             3,632,475
Ameritech Corp.                    89,800             5,298,200
Bellsouth Corp.                    90,600             3,941,100
Cincinnati Bell Inc.               54,500             1,893,874
Comnet Cellular Inc.*              16,500               476,438
GTE Corp.                          73,300             3,225,200
Pacific Telesis Group             119,600             4,021,550
Sprint Corp.                       64,700             2,579,913
----------------------------------------------------------------
                                                     25,068,750

Textiles-Apparel Manufacturing:  0.1%
----------------------------------------------------------------
Pillowtex Corp.*                   37,900               440,587
----------------------------------------------------------------

Transportation:  0.6%
----------------------------------------------------------------
Illinois Central Corp.             65,700             2,521,238
PHH Corp.                          21,300               995,775
----------------------------------------------------------------
                                                      3,517,013

Waste Management:  0.1%
----------------------------------------------------------------
United Waste Systems Inc.*         11,200               417,199
----------------------------------------------------------------

Total Common Stocks:  53.1%
(Cost $250,080,875)                                 313,111,756
----------------------------------------------------------------

                                           Par                  Market
                                          Amount                Value
                                        ----------            ----------
Money Market Instruments:

ITT-Hartford Group Inc.
  5.8%, 1/15/96                         $9,700,000            $9,684,372
UBS Finance Inc.
  5.75%, 1/2/96                          9,000,000             8,982,750
  6.0%, 1/2/96                           8,400,000             8,390,200
------------------------------------------------------------------------

Total Money Market Instruments: 4.6%
(Cost $27,057,322)                                            27,057,322
------------------------------------------------------------------------

Total Investments: 103.0%
(Cost $530,421,564)                                          606,952,007
------------------------------------------------------------------------

Other Assets Under Liabilities: (3.0%)                       (17,787,406)
------------------------------------------------------------------------

Net Assets: 100.0%
(equivalent to $15.895 per share
based on 37,066,794 shares
issued and outstanding)                                     $589,164,601
========================================================================

Lincoln National Money Market
  Fund, Inc.

Statement of Net Assets
December 31, 1995

Investments
                                           Par                  Market
Money Market Instruments:                 Amount                Value
                                        ----------            ----------

U.S. Government and Agency Obligations: 19.4%
------------------------------------------------------------------------
Federal Home Loan Bank
  5.61%, 9/20/96                        $7,000,000            $6,994,171
Federal Home Loan Mortgage Corp.
  7.699%, 12/15/96                       1,500,000             1,530,465
FNMA
  7.07%, 11/18/96                        1,400,000             1,418,489
U.S. Treasury Bill
  6.61%, 2/8/96                          5,000,000             4,665,828
------------------------------------------------------------------------
                                                              14,608,953

Banking and Insurance: 21.2%
------------------------------------------------------------------------
Boatmen's Bank of Southern Missouri
  6.25%, 2/14/96                         4,100,000             4,099,912
Corporate Asset Funding Co.
  5.53%, 2/22/96                         1,200,000             1,188,387
First Bank of South Dakota Floater
  5.91% Med. Term Note, 5/6/96           4,000,000             3,999,727
Metlife Funding Inc.
  5.67%, 2/2/96                          3,000,000             2,972,122
Morgan Guaranty Trust Co. of NY
  6.0%, 10/11/96                         3,700,000             3,700,000
------------------------------------------------------------------------
                                                              15,960,148

Chemicals: 4.1%
------------------------------------------------------------------------
Du Pont E I De Nemours & Co.
  5.673%, 1/25/96                        3,100,000             3,062,893
------------------------------------------------------------------------

Consumer Products and Services: 1.5%
------------------------------------------------------------------------
Kimberly Clark Corp.
  5.6%, 1/30/96                          1,100,000             1,094,524
------------------------------------------------------------------------

Finance: 19.3%
------------------------------------------------------------------------
American Express Centurian Bank
  5.72%, 10/29/96                        3,800,000             3,799,417
Associates Corp. of North America
  5.853%, 1/2/96                         3,100,000             3,100,000
Avco Financial Services Inc.
  5.66%, 2/13/96                         3,700,000             3,647,063
Caterpillar Financial Services Corp.
  6.12% Med. Term Note, 7/25/96          4,000,000             4,000,000
------------------------------------------------------------------------
                                                              14,546,480

Machinery and Engineering: 4.5%
------------------------------------------------------------------------
Vermont American Corp.
  5.65%, 2/02/96                         3,435,000             3,411,819
------------------------------------------------------------------------

Motor Vehicles and Equipment: 8.6%
------------------------------------------------------------------------
Daimler-Benz North America Corp.
  5.7%, 2/2/96                           3,500,000             3,465,088
Toyota Motor Credit Floater
  6.08%, 1/12/96                         3,000,000             3,000,000
------------------------------------------------------------------------
                                                               6,465,088

Petroleum and Petroleum Related: 1.7%
------------------------------------------------------------------------
Exxon Imperial U.S. Inc.
  5.7%, 1/12/96                          1,300,000             1,290,943
------------------------------------------------------------------------

Securities Dealers: 14.4%
------------------------------------------------------------------------
Dean Witter Discover & Co.
  5.7%, 2/7/96                           3,500,000             3,463,979
Merrill Lynch & Co. Inc.
  5.8%, 1/11/96                          3,700,000             3,679,136
Smith Barney Holdings
  5.76%, 1/9/96                          3,700,000             3,680,464
------------------------------------------------------------------------
                                                              10,823,579

Telecommunications: 4.9%
------------------------------------------------------------------------
Southwestern Bell Capital Corp.
  5.64%, 3/25/96                         3,800,000             3,710,700
------------------------------------------------------------------------

Transportation: 5.3%
------------------------------------------------------------------------
PHH Corp. Floater
  5.901% Med. Term Note, 8/21/96         4,000,000             3,998,996
------------------------------------------------------------------------

Total Money Market Instruments: 104.9%
(Cost $78,974,123)                                            78,974,123
------------------------------------------------------------------------

Other Assets Under Liabilities: (4.9%)                        (3,654,736)
------------------------------------------------------------------------

Net Assets: 100.0%
(equivalent to $10.000 per share
based on 7,531,939 shares
issued and outstanding)                                      $75,319,387
========================================================================

Lincoln National Special Opportunities
  Fund, Inc.

Statement of Net Assets
December 31, 1995

Investments
                                           Number               Market
Common Stocks:                           of Shares              Value
                                         ---------            ----------

Aerospace: 1.0%
------------------------------------------------------------------------
McDonnell Douglas Corp.                     53,400            $4,912,800
------------------------------------------------------------------------

Banking and Insurance: 10.9%
------------------------------------------------------------------------
Bank of Boston Corp.                       110,000             5,087,500
Bank of New York Inc.                      109,500             5,338,125
Chemical Banking Corp.                      84,500             4,964,375
Cigna Corp.                                 47,100             4,863,075
First Chicago NBD Corp.                    121,994             4,818,763
Mid Ocean LTD Shares                       138,600             5,145,525
NationsBank Corp.                           71,100             4,950,338
Star Banc Corp.                             80,000             4,760,000
Transamerica Corp.                          70,400             5,130,400
Travelers Inc.                              80,800             5,080,300
US Life Corp.                              166,950             4,987,631
------------------------------------------------------------------------
                                                              55,126,032
Building Materials: 1.0%
------------------------------------------------------------------------
Dover Corp.                                135,700             5,003,938
------------------------------------------------------------------------

                                  Number             Market
                                 of Shares            Value
                               ------------        ---------
Chemicals:  2.9%
----------------------------------------------------------------
Eastman Chemical Co.               74,800            $4,684,350
Olin Corp.                         69,700             5,175,225
Union Carbide Corp.               129,500             4,856,250
----------------------------------------------------------------
                                                     14,715,825

Consumer Products and Services:  3.9%
----------------------------------------------------------------
American Brands Inc.              111,900             4,993,538
Leggett & Platt Inc.              210,900             5,114,325
The Stanley Works                  89,900             4,629,850
Universal Corp.                   207,700             5,062,687
----------------------------------------------------------------
                                                     19,800,400

Drug and Hospital Supplies:  4.0%
----------------------------------------------------------------
Baxter International Inc.         118,000             4,941,250
Medtronic Inc.                     87,800             4,905,825
Nellcor Inc.*                      87,800             5,092,400
Pharmacia & Upjohn Inc.*          136,590             5,292,863
----------------------------------------------------------------
                                                     20,232,338

Electrical and Electronics:  7.5%
----------------------------------------------------------------
Alliance Semiconductor Corp.*     256,600             2,982,975
Applied Materials Inc.*           116,800             4,599,000
Cirrus Logic Inc.*                111,500             2,202,125
Cypress Semiconductor Corp.*      362,100             4,616,775
Harris Corp.                       92,900             5,074,663
Lam Research Corp.*               108,000             4,941,000
Teradyne Inc.*                    206,100             5,152,500
Texas Instruments Inc.             77,200             3,995,100
TRW Inc.                           57,700             4,471,750
----------------------------------------------------------------
                                                     38,035,888

Entertainment:  2.1%
----------------------------------------------------------------
Mattel Inc.                       176,843             5,437,922
Mirage Resorts Inc.*              151,300             5,219,850
----------------------------------------------------------------
                                                     10,657,772

Finance:  0.9%
----------------------------------------------------------------
Household International Inc.       78,500             4,641,312
----------------------------------------------------------------


Food and Beverage:  3.7%
----------------------------------------------------------------
Heinz H.J. Co.                    156,300             5,177,438
IBP Inc.                           79,400             4,009,700
International Multifoods Corp.    220,700             4,441,587
Von Companies Inc.*               183,700             5,189,525
----------------------------------------------------------------
                                                     18,818,250

Industrial:  0.7%
----------------------------------------------------------------
Measurex Corp.                    111,100             3,138,575
Trinova Corp.                       8,500               243,313
----------------------------------------------------------------
                                                      3,381,888

Machinery and Engineering:  2.0%
----------------------------------------------------------------
Carpenter Technology Corp.        123,000             5,058,375
Novellus Systems Inc.*             90,300             4,876,200
----------------------------------------------------------------
                                                      9,934,575

Metals and Mining:  4.5%
----------------------------------------------------------------
ASARCO Inc.                       157,100             5,027,200
Ball Corp.                        130,500             3,588,750
Cleveland-Cliffs Inc.             118,700             4,866,700
Parker Hannifin Corp.             140,150             4,800,138
Phelps Dodge Corp.                 75,400             4,693,650
----------------------------------------------------------------
                                                     22,976,438

Miscellaneous:  1.0%
----------------------------------------------------------------
Flight Transportation Corp.*        4,725                     1
Snap On Inc.                      110,900             5,018,225
----------------------------------------------------------------
                                                      5,018,226

Motor Vehicles and Equipment:  1.9%
----------------------------------------------------------------
Dana Corp.                        168,000             4,914,000
Eaton Corp.                        86,500             4,638,563
----------------------------------------------------------------
                                                      9,552,563

Office and Business Equipment and Services:  8.8%
----------------------------------------------------------------
Borland International Inc.*       271,300            $4,476,450
Cadence Design Systems Inc.*      128,850             5,411,700
Mentor Graphics Corp.*            270,600             4,938,450
Moore Corp. LTD                   255,200             4,753,100
New England Business
  Services Inc.                   223,600             4,863,300
Reynolds & Reynolds Co.           133,100             5,174,263
Seagate Technology*               105,700             5,020,750
Sun Microsystems Inc.*            112,100             5,114,562
Symantec Corp.*                   193,700             4,503,525
----------------------------------------------------------------
                                                     44,256,100

Paper:  4.1%
----------------------------------------------------------------
Avery Dennison Corp.              104,900             5,258,112
Boise Cascade Corp.               129,500             4,483,937
Chesapeake Corp.                  127,900             3,789,038
Stone Container Corp.             216,500             3,112,187
Westvaco Corp.                    152,850             4,241,587
----------------------------------------------------------------
                                                     20,884,861

Petroleum and Petroleum Related: 6.7%
----------------------------------------------------------------
GATX                               95,700             4,653,412
Lyondell Petrochemical Co.        215,000             4,918,125
Occidental Petroleum Corp.        239,000             5,108,625
Phillips Petroleum Co.            139,900             4,774,087
Smith International Inc.*         212,100             4,984,350
Union Texas Petroleum             236,900             4,589,938
Williams Companies Inc.           115,000             5,045,625
----------------------------------------------------------------
                                                     34,074,162

Printing and Publishing:  1.9%
----------------------------------------------------------------
Banta Corp.                       112,500             4,950,000
New York Times Co.                165,300             4,897,013
----------------------------------------------------------------
                                                      9,847,013

Public Utilities:  7.6%
----------------------------------------------------------------
Baltimore Gas & Electric Co.      170,700             4,864,950
General Public Utilities Corp.    153,200             5,208,800
Northeast Utilities               195,900             4,775,062
Rochester Gas & Electric Corp.    198,000             4,479,750
SCE Corp.                         260,400             4,622,100
Sierra Pacific Resources*         209,600             4,899,400
Southwestern Public Service Co.*  145,800             4,774,950
Unicom Corp.                      149,300             4,889,575
----------------------------------------------------------------
                                                     38,514,587

Railroads:  2.0%
----------------------------------------------------------------
Burlington Northern Inc.           58,100             4,531,800
Burlington Northern Santa Fe        7,000               546,000
Conrail Inc.                       68,700             4,809,000
----------------------------------------------------------------
                                                      9,886,800

Restraurant:  0.9%
----------------------------------------------------------------
Buffets Inc.*                     330,100             4,538,875
----------------------------------------------------------------

Retail:  7.1%
----------------------------------------------------------------
Eckerd Corp.*                     114,200             5,096,175
Kroger Co.*                       138,500             5,193,750
Rite Aid Corp.                    158,100             5,414,925
Smith's Food & Drug Centers Inc.  193,400             4,883,350
Staples Inc.*                     224,450             5,470,969
Tiffany & Co.                      95,600             4,815,850
Waban Inc.*                       267,900             5,023,125
----------------------------------------------------------------
                                                     35,898,144

Securities Dealers:  1.9%
----------------------------------------------------------------
Bear, Stearns & Co. Inc.          238,400             4,738,200
Edwards (A G) Inc.*               200,000             4,775,000
----------------------------------------------------------------
                                                      9,513,200

Shoes:  1.1%
----------------------------------------------------------------
Nike Inc.                          78,700             5,479,487
----------------------------------------------------------------

                                           Number               Market
                                         of Shares              Value
                                         ---------            ----------
Soaps, Cleaner and Cosmetics: 1.8%
-----------------------------------------------------------------------
Clorox Co.                                 66,300            $4,748,738
International Flavors & Fragrances Inc.    94,000             4,512,000
-----------------------------------------------------------------------
                                                              9,260,738

Steel: 0.6%
-----------------------------------------------------------------------
USX Steel Group Inc.                      105,300             3,237,975
-----------------------------------------------------------------------

Telecommunications: 1.0%
-----------------------------------------------------------------------
Pacific Telesis Group                     143,100             4,811,737
-----------------------------------------------------------------------

Textiles-Apparel Manufacturing: 0.9%
-----------------------------------------------------------------------
Springs Industries Inc.                   108,700             4,497,462
-----------------------------------------------------------------------

Total Common Stocks: 94.4%
(Cost $410,931,424)                                         477,509,386
-----------------------------------------------------------------------

                                          Par
Money Market Instruments:                Amount
                                       ----------
ITT-Hartford Group Inc.
  5.8%, 1/8/96                         $9,600,000             9,584,534
Sumitomo Corp. Of America
  6.0%, 1/5/96                         18,100,000            18,072,850
UBS Finance Inc.
  5.75%, 2/1/96                         6,200,000             6,188,117
  6.0%, 2/1/96                          1,400,000             1,398,366
United States Treasury Bill
  0.0%, 5/1/96+                           750,000               704,993
-----------------------------------------------------------------------

Total Money Market Instruments: 7.1%
(Cost $35,948,860)                                           35,948,860
-----------------------------------------------------------------------

Total Investments: 101.5%
(Cost $446,880,284)                                         513,458,246
-----------------------------------------------------------------------
Other Assets Under Liabilities: (1.5%)                       (7,703,566)
-----------------------------------------------------------------------
Net Assets: 100.0%
(equivalent to $27.383 per share
based on 18,469,661 shares
issued and outstanding)                                    $505,754,680
=======================================================================

* Non-income producing.
+ Pledged as collateral for financial futures contracts.

See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 1995

                                                     Lincoln                        Lincoln          Lincoln
                                      Lincoln        National       Lincoln         National        National
                                      National        Growth        National         Money           Special
                                        Bond        and Income      Managed          Market       Opportunities
                                     Fund, Inc.     Fund, Inc.     Fund, Inc.      Fund, Inc.      Fund, Inc.
                                   -----------------------------------------------------------------------------
Investment income:
    Interest                        $16,669,644     $5,126,223    $17,168,999      $4,972,995        $1,659,405
---------------------------------------------------------------------------------------------------------------
    Dividends                                 -     39,790,594      7,482,245               -        10,372,607
---------------------------------------------------------------------------------------------------------------
        Total investment income      16,669,644     44,916,817     24,651,244       4,972,995        12,032,012
---------------------------------------------------------------------------------------------------------------

Expenses:
    Management fees                   1,061,701      5,077,981      2,120,656         385,019         1,809,514
---------------------------------------------------------------------------------------------------------------
    Directors fees                        3,000          3,000          3,000           3,000             3,000
---------------------------------------------------------------------------------------------------------------
    Printing and Postage                  7,462         14,924         11,193           7,462            29,849
---------------------------------------------------------------------------------------------------------------
    Other                                42,709        189,603         80,925          25,165            59,359
---------------------------------------------------------------------------------------------------------------
        Total expenses                1,114,872      5,285,508      2,215,774         420,646         1,901,722
---------------------------------------------------------------------------------------------------------------
Net investment income                15,554,772     39,631,309     22,435,470       4,552,349        10,130,290
---------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
 on investments:
    Net realized gain (loss) on:
          Investment transactions     5,612,959    112,217,388     37,948,391               -        40,236,411
---------------------------------------------------------------------------------------------------------------
          Options written                     -              -              -               -        (2,078,011)
---------------------------------------------------------------------------------------------------------------
          Net realized gain on
           investments                5,612,959    112,217,388     37,948,391               -        38,158,400
---------------------------------------------------------------------------------------------------------------
    Net change in unrealized
      appreciation or depreciation on:
        Investments                  19,675,624    328,786,475     74,805,363               -        62,954,572
---------------------------------------------------------------------------------------------------------------
        Options written                       -              -              -               -            20,675
---------------------------------------------------------------------------------------------------------------
Net change in unrealized
 appreciation or depreciation
 on investments                      19,675,624    328,786,475     74,805,363               -        62,975,247
---------------------------------------------------------------------------------------------------------------
Net gain on investments              25,288,583    441,003,863    112,753,754               -       101,133,647
---------------------------------------------------------------------------------------------------------------
Net increase in net assets
 resulting from operations          $40,843,355   $480,635,172   $135,189,224      $4,552,349      $111,263,937
===============================================================================================================
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Years Ended December 31, 1994 and 1995
                                                                   Lincoln                            Lincoln            Lincoln
                                                 Lincoln           National          Lincoln          National           National
                                                 National           Growth           National          Money             Special
                                                   Bond           and Income         Managed           Market          Opportunities
                                                Fund, Inc.        Fund, Inc.        Fund, Inc.        Fund, Inc.         Fund, Inc.
                                            ----------------------------------------------------------------------------------------

Net Assets at January 1, 1994                  $226,149,503     $1,034,105,477     $445,039,996       $81,041,767      $273,997,784

------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
    Net investment income                        13,491,950         31,708,118       20,179,660         3,196,613         7,440,312
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain (loss) on investments      (9,964,996)        69,061,295          718,100                 -        15,004,876
------------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation
     or depreciation on investments             (13,242,315)       (86,360,222)     (29,823,356)                -       (25,542,877)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                       (9,715,361)        14,409,191       (8,925,596)        3,196,613        (3,097,689)
------------------------------------------------------------------------------------------------------------------------------------

Dividends to shareholder from:
    Net investment income                       (13,491,950)       (31,708,118)     (20,179,660)       (3,196,613)       (7,440,312)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain on investments             (9,456,561)       (45,931,842)     (17,841,259)                -       (18,072,011)
------------------------------------------------------------------------------------------------------------------------------------
        Total dividends to shareholder          (22,948,511)       (77,639,960)     (38,020,919)       (3,196,613)      (25,512,323)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from capital share transactions       1,524,135        190,449,599       44,046,103        (3,864,330)       73,029,402
------------------------------------------------------------------------------------------------------------------------------------

    Total increase (decrease) in net assets     (31,139,737)       127,218,830       (2,900,412)       (3,864,330)       44,419,390
------------------------------------------------------------------------------------------------------------------------------------


Net Assets at December 31, 1994                $195,009,766     $1,161,324,307     $442,139,584       $77,177,437      $318,417,174


Changes from operations:
    Net investment income                        15,554,772         39,631,309       22,435,470         4,552,349        10,130,290
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain on investments              5,612,959        112,217,388       37,948,391                 -        38,158,400
------------------------------------------------------------------------------------------------------------------------------------
    Net change in unrealized appreciation
     or depreciation on investments              19,675,624        328,786,475       74,805,363                 -        62,975,247
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
 resulting from operations                       40,843,355        480,635,172      135,189,224         4,552,349       111,263,937
------------------------------------------------------------------------------------------------------------------------------------

Dividends to shareholder from:
    Net investment income                       (15,554,772)       (39,631,309)     (22,435,470)       (4,552,349)      (10,130,290)
------------------------------------------------------------------------------------------------------------------------------------
    Net realized gain on investments                      -        (69,061,295)        (718,100)                -       (15,004,876)
------------------------------------------------------------------------------------------------------------------------------------
      Total dividends to shareholder            (15,554,772)      (108,692,604)     (23,153,570)       (4,552,349)      (25,135,166)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from capital share transactions      30,517,705        300,183,582       34,989,363        (1,858,050)      101,208,735
------------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease) in net assets      55,806,288        672,126,150      147,025,017        (1,858,050)      187,337,506
------------------------------------------------------------------------------------------------------------------------------------
Net Assets at December 31, 1995                $250,816,054     $1,833,450,457     $589,164,601       $75,319,387      $505,754,680
====================================================================================================================================

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 1995

1. SIGNIFICANT ACCOUNTING POLICIES

THE FUNDS: Lincoln National Bond Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National Managed Fund, Inc., and Lincoln National Money Market Fund, Inc., are registered as open-end, diversified management investment companies and Lincoln National Special Opportunities Fund, Inc. is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, as amended. The Funds' shares are sold only to The Lincoln National Life Insurance Company (the Company) for allocation to its Variable Annuity Account C, which was established for the purpose of funding variable annuity contracts, and to its Flexible Premium Variable Life Accounts D, G, and K, which were established for the purpose of funding variable universal life contracts.

The Funds' investment objectives are as follows:


                   FUND                                                         INVESTMENT OBJECTIVE
                   ----                                                         --------------------
Lincoln National Bond Fund, Inc.                       The investment objective is to maximize current income consistent with prudent investment strategy. The Fund invests primarily in medium and long-
                                                       term corporate and government bonds.

Lincoln National Growth and Income Fund, Inc.          The investment objective is to maximize long-term capital appreciation. The
                                                       Fund buys stocks of established companies.

Lincoln National Managed Fund, Inc.                    The investment objective is to maximize long-term total return (capital gains plus income) consistent with prudent investment strategy. The Fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

Lincoln National Money Market Fund, Inc.               The investment objective is to maximize current income consistent with the preservation of capital. The Fund invests in short-term obligations issued by

                                                       U.S. corporations, the U.S. Government, and federally-chartered banks and
                                                       U.S. branches of foreign banks.

Lincoln National Special Opportunities Fund, Inc.      The investment objective is to maximize capital appreciation. The Fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.


INVESTMENT VALUATION: Investments are stated at value. Portfolio securities which are traded on stock exchanges are valued at the last reported sale price on the exchange or market where primarily traded or listed or, in the absence of recent sales, at the mean between the last reported bid and asked prices. Long-term debt investments are valued at their bid quotations. The Funds hedge certain portions of their exposure to fluctuations in interest and market risks by entering into derivative transactions. These hedges include options and financial futures. Options traded on exchanges are valued at the last bid price for options purchased and the last sale price for options written. Options traded in the over-the-counter market are valued at the last bid price for options purchased and the last asked price for options written. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Funds' Board of Directors. Money market instruments in securities are stated at amortized cost, which approximates market value.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income includes premium and discount amortization on money market instruments and mortgage-backed securities; it also includes original issue and market discount amortization on long-term debt investments. Realized gains or losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

EXPENSES: The custodian bank of the Lincoln National Bond Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., and Lincoln National Special Opportunities Fund, Inc. has agreed to waive its custodial fees when the Funds maintain a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 1995, the custodial fees offset arrangements were not material to either total expenses or the calculation of average net assets and the ratio of expenses to average net assets.

TAXES: Each Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, each Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.


2. OTHER ASSETS UNDER LIABILITIES

The statement of net assets accounts "Other Assets Under Liabilities" at December 31, 1995 consisted of the following assets (liabilities):

                                      LINCOLN        LINCOLN        LINCOLN
                                      LINCOLN       NATIONAL        LINCOLN       NATIONAL       NATIONAL
                                     NATIONAL        GROWTH        NATIONAL        MONEY         SPECIAL
                                       BOND        AND INCOME       MANAGED        MARKET     OPPORTUNITIES
                                    FUND, INC.     FUND, INC.     FUND, INC.     FUND, INC.     FUND, INC
                                   -------------  -------------  -------------  ------------  --------------

Cash                               $    339,473   $    830,757   $  1,258,934   $   146,890    $  1,203,486
-----------------------------------------------------------------------------------------------------------
Receivable for dividends earned               -      4,440,444        749,005             -       1,190,953
-----------------------------------------------------------------------------------------------------------
Receivable for interest earned        3,436,206        358,793      3,855,207       789,708          61,939
-----------------------------------------------------------------------------------------------------------
Receivable for securities sold                -              -        106,557             -       3,791,213
-----------------------------------------------------------------------------------------------------------
Dividends declared and unpaid       (15,554,772)   (39,631,309)   (22,435,470)   (4,552,349)    (10,130,290)
-----------------------------------------------------------------------------------------------------------
Payable for securities Purchased              -     (1,368,346)    (1,115,977)            -      (3,338,623)
-----------------------------------------------------------------------------------------------------------
Management fees payable                 (97,784)      (511,243)      (196,393)      (30,721)       (175,592)
-----------------------------------------------------------------------------------------------------------
Other, net                               (8,439)       (11,442)        (9,269)       (8,264)       (306,652)
-----------------------------------------------------------------------------------------------------------
                                   $(11,885,316)  $(35,892,346)  $(17,787,406)  $(3,654,736)   $ (7,703,566)
                                   ========================================================================

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Lincoln Investment Management, Inc. (the Advisor) manages the Funds' investment portfolios, maintains their accounts and records, and furnishes the services of individuals to perform executive and administrative functions of the Funds. In return for these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net asset value of the Funds, .40% of the next $200,000,000, and .30% of the average daily net asset value of the Funds in excess of $400,000,000. If the aggregate annual expenses of the Funds, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceeds 1 1/2% of the average daily net asset value of the Fund, the Advisor will reimburse the Funds in the amount of such excess. No reimbursement was due for the year ended December 31, 1995.

Certain officers and directors of the Funds are also officers or directors of the Company. The compensation of unaffiliated directors of the Funds is borne by the Funds.

4. ANALYSIS OF NET ASSETS

The analysis of net assets at December 31, 1995 consisted of the following:

                                                  LINCOLN        LINCOLN        LINCOLN
                                                  LINCOLN        NATIONAL       LINCOLN      NATIONAL      NATIONAL
                                                 NATIONAL         GROWTH        NATIONAL       MONEY        SPECIAL
                                                   BOND         AND INCOME      MANAGED       MARKET     OPPORTUNITIES
                                                FUND, INC.      FUND, INC.     FUND, INC.   FUND, INC.    FUND, INC.
                                               -------------  --------------  ------------  -----------  -------------
Common Stock, par value
      $.01 per share  **                       $    204,803   $      616,153  $    370,668  $    75,319   $    184,697
----------------------------------------------------------------------------------------------------------------------
Paid-in capital in excess of par
    value of shares issued                      241,848,769    1,346,965,201   474,315,099   75,244,068    401,072,386
----------------------------------------------------------------------------------------------------------------------
Undistributed net realized gain (loss)
    on investments                               (4,352,037)     112,217,388    37,948,391            -     38,158,400
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation or depreciation
    on investments                               13,114,519      373,651,715    76,530,443            -     66,339,197
----------------------------------------------------------------------------------------------------------------------
                                               $250,816,054   $1,833,450,457  $589,164,601  $75,319,387   $505,754,680
                                               =======================================================================

** Each Fund has 50,000,000 authorized shares except for the Lincoln National Growth and Income Fund, Inc. which has 100,000,000.

5. INVESTMENTS

The cost of investments for federal income tax purposes is the same as for book purposes. The aggregate cost of investments purchased, the aggregate proceeds from investments sold, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation of investments and other financial instruments at December 31, 1995 are as follows:

                              AGGREGATE     AGGREGATE       GROSS         GROSS           NET
                               COST OF       PROCEEDS     UNREALIZED    UNREALIZED     UNREALIZED
                              PURCHASES     FROM SALES   APPRECIATION   DEPRECIATION   APPRECIATION
                             ------------  ------------  ------------   ------------   ------------
Lincoln National Bond
 Fund, Inc.                  $316,532,400  $300,710,759  $ 13,617,673   $   (503,154)  $ 13,114,519
Lincoln National Growth
 and Income Fund, Inc.        956,735,084   746,186,273   419,990,161    (46,338,446)   373,651,715
Lincoln National Managed
 Fund, Inc.                   588,376,075   576,174,240    85,821,159     (9,290,716)    76,530,443
Lincoln National Special
 Opportunities Fund, Inc.     430,824,124   358,721,194    84,294,639    (17,955,442)    66,339,197


6.  SUPPLEMENTAL FINANCIAL INSTRUMENT INFORMATION

OPTIONS: The Funds purchase or write options which are exchange traded to hedge fluctuation risks in the price of certain securities. When the Funds write a call or put option, an amount equal to the premium received is reflected as a liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by the Funds for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Funds are subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. Written call option activity for 1995 is summarized as follows:

                                             LINCOLN NATIONAL SPECIAL
                                             OPPORTUNITIES FUND, INC.
                                            --------------------------
                                             NUMBER OF      PREMIUMS
                                               SHARES       RECEIVED
                                            --------------------------
Options outstanding at January 1, 1995          125,400   $   204,656
Options written                               2,455,200    11,009,524
Options exercised                              (399,500)   (2,744,150)
Options expired                                (134,800)     (241,498)
Options closed                               (2,046,300)   (8,228,532)
                                             ------------------------
Options outstanding at December 31, 1995              0   $         0
                                             ========================


FINANCIAL FUTURES CONTRACTS: The Funds may purchase or sell financial futures contracts, which are exchange traded, to hedge fluctuation risks of adverse changes in exchange markets or interest rates. Financial futures contracts obligate the Funds to take delivery or deliver a financial instrument at a future date at a specified price. The Funds deposit with its custodian a specified amount of cash or eligible securities called "initial margin" or "variation margin". The market value of investments pledged to cover margin requirements for open positions at December 31, 1995 was $704,993 for the Lincoln National Special Opportunities Fund, Inc. The unrealized gain or loss on the contracts are reflected in the accompanying financial statements. The Funds are subject to the market risks of unexpected changes in the underlying markets and interest rates; however, such changes in the value generally are offset by changes in the value of the items being hedged by such contracts. Purchased financial futures contracts open at December 31, 1995 were as follows:

                                                                   UNDERLYING      EXPIRATION      UNREALIZED
FUND                            CONTRACTS                          FACE AMOUNT         DATE           LOSS
-------------------------------------------------------------------------------------------------------------
Lincoln National Special        85 S&P 400 midcap stock index       $9,505,890      March 1996      $(238,765)
Opportunities Fund, Inc.

INDEXED SECURITIES: The Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

7. CONCENTRATION OF CREDIT RISK

The Lincoln National Money Market Fund, Inc. had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 40.5% of net assets at December 31, 1995. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

8. SUMMARY OF CHANGES FROM CAPITAL SHARE TRANSACTIONS

                                                       SHARES ISSUED UPON                                  NET INCREASE (DECREASE)
                                     CAPITAL             REINVESTMENT OF            CAPITAL SHARES          RESULTING FROM CAPITAL
                                   SHARES SOLD              DIVIDENDS                  REDEEMED               SHARE TRANSACTIONS
                             ------------------------------------------------------------------------------------------------------
                               SHARES      AMOUNT      SHARES       AMOUNT       SHARES        AMOUNT        SHARES       AMOUNT
                             ---------  ------------  ---------  ------------  -----------  ------------    ---------   -----------
Year Ended December 31,
 1994:
Lincoln National Bond
 Fund, Inc.                    927,405  $ 10,546,350  1,738,841  $ 21,824,702  (2,659,758)  $(30,846,917)       6,488  $  1,524,135
Lincoln National Growth
 and Income Fund, Inc.       6,010,672   141,925,232  2,859,641    69,491,281    (899,760)   (20,966,914)   7,970,553   190,449,599
Lincoln National Managed
 Fund, Inc.                  2,079,210    27,714,248  2,489,916    34,885,204  (1,428,741)   (18,553,349)   3,140,385    44,046,103
Lincoln National Money
 Market Fund, Inc.           6,670,441    66,704,408    257,051     2,570,514  (7,313,925)   (73,139,252)    (386,433)   (3,864,330)

Lincoln National Special
 Opportunities Fund, Inc.    4,246,768    96,029,031    983,331    23,219,317  (2,057,740)   (46,218,946)   3,172,359    73,029,402

Year Ended December 31,
 1995:
Lincoln National Bond
 Fund, Inc.                  2,340,450    27,385,295  1,218,139    13,491,950    (901,701)   (10,359,540)   2,656,888    30,517,705
Lincoln National Growth
 and Income Fund, Inc.       8,053,315   216,522,961  4,377,795   100,769,413    (665,107)   (17,108,792)  11,766,003   300,183,582
Lincoln National Managed
 Fund, Inc.                  2,090,355    30,761,358  1,590,320    20,897,760  (1,201,733)   (16,669,755)   2,478,942    34,989,363
Lincoln National Money
 Market Fund, Inc.           4,195,254    41,952,539    319,661     3,196,613  (4,700,720)   (47,007,202)    (185,805)   (1,858,050)

Lincoln National Special
 Opportunities Fund, Inc.    3,684,568    92,454,762  1,003,269    22,445,188    (584,289)   (13,691,215)   4,103,548   101,208,735

9.  DISTRIBUTION TO SHAREHOLDER

The Funds declare dividends daily on net investment income and annually on net realized gains, if any. Dividends are distributed annually.

10. CAPITAL LOSS CARRYFORWARD

As of December 31, 1995, the Lincoln National Bond Fund, Inc. had $4,433,131 of unused capital loss carryforward for federal tax purposes. The loss carryforward expires in the year 2002.

11. FUND NAME CHANGE

Effective April 28, 1995, the name of the Lincoln National Growth Fund, Inc. was changed to the Lincoln National Growth and Income Fund, Inc.

FINANCIAL HIGHLIGHTS
(Selected data for each capital share outstanding throughout the year)

                     Income from Investment Operation             Less Dividends From:
                  ---------------------------------------  -----------------------------------
          Net                       Net
         Asset                  Realized and     Total
Year     Value        Net        Unrealized      From         Net      Net Realized
Ended  Beginning   Investment   Gain(Loss) on  Investment  Investment    Gain on       Total
12/31  of Period  Income(Loss)   Investments   Operations    Income    Investments   Dividends
----------------------------------------------------------------------------------------------
                              Lincoln National Bond Fund, Inc.
1986    $11.904      $1.192        $0.780        $1.972     ($1.192)     ($0.236)     ($1.428)
1987     12.448       1.055        (0.873)        0.182      (1.055)      (0.434)      (1.489)
1988     11.141       1.053        (0.131)        0.922      (1.053)         -         (1.053)
1989     11.010       1.027         0.428         1.455      (1.027)         -         (1.027)
1990     11.438       0.998        (0.240)        0.758      (0.998)         -         (0.998)
1991     11.198       0.956         0.990         1.946      (0.956)         -         (0.956)
1992     12.188       0.903         0.052         0.955      (0.903)         -         (0.903)
1993     12.240       0.758         0.703         1.461      (0.758)      (0.250)      (1.008)
1994     12.693       0.741        (1.233)       (0.492)     (0.741)      (0.519)      (1.260)
1995     10.941       0.803         1.306         2.109      (0.803)         -         (0.803)

                        Lincoln National Growth and Income Fund, Inc.
1986    $16.138      $0.544        $2.147        $2.691     ($0.544)     ($0.254)     ($0.798)
1987     18.031       0.587         2.148         2.735      (0.587)      (0.539)      (1.126)
1988     19.640       0.540         0.729         1.269      (0.540)      (2.997)      (3.537)
1989     17.372       0.793         2.859         3.652      (0.793)         -         (0.793)
1990     20.231       0.512        (0.539)       (0.027)     (0.512)      (1.068)      (1.580)
1991     18.624       0.617         5.142         5.759      (0.617)         -         (0.617)
1992     23.766       0.663        (0.336)        0.327      (0.663)      (0.503)      (1.166)
1993     22.927       0.610         2.285         2.895      (0.610)      (0.519)      (1.129)
1994     24.693       0.668        (0.428)        0.240      (0.668)      (0.968)      (1.636)
1995     23.297       0.701         7.680         8.380      (0.701)      (1.221)      (1.921)

                             Lincoln National Managed Fund, Inc.
1986    $11.305      $0.699        $0.943        $1.642     ($0.699)     $   -        ($0.699)
1987     12.248       0.674         0.352         1.026      (0.674)      (0.317)      (0.991)
1988     12.283       0.666         0.352         1.018      (0.666)      (1.108)      (1.774)
1989     11.527       0.798         1.186         1.984      (0.798)         -         (0.798)
1990     12.713       0.705        (0.334)        0.371      (0.705)      (0.438)      (1.143)
1991     11.941       0.710         1.906         2.616      (0.710)         -         (0.710)
1992     13.847       0.653        (0.158)        0.495      (0.653)      (0.036)      (0.689)
1993     13.653       0.584         0.908         1.492      (0.584)      (0.409)      (0.993)
1994     14.152       0.628        (0.814)       (0.186)     (0.628)      (0.555)      (1.183)
1995     12.783       0.623         3.132         3.755      (0.623)      (0.020)      (0.643)

                          Lincoln National Money Market Fund, Inc.
1986    $10.000      $0.662        $  -          $0.662     ($0.662)     $   -        ($0.662)
1987     10.000       0.658           -           0.658      (0.658)         -         (0.658)
1988     10.000       0.744           -           0.744      (0.744)         -         (0.744)
1989     10.000       0.909           -           0.909      (0.909)         -         (0.909)
1990     10.000       0.802           -           0.802      (0.802)         -         (0.802)
1991     10.000       0.571           -           0.571      (0.571)         -         (0.571)
1992     10.000       0.354           -           0.354      (0.354)         -         (0.354)
1993     10.000       0.276           -           0.276      (0.276)         -         (0.276)
1994     10.000       0.381           -           0.381      (0.381)         -         (0.381)
1995     10.000       0.570           -           0.570      (0.570)         -         (0.570)

                    Lincoln National Special Opportunities Fund, Inc.
1986    $17.233      $0.178       ($0.616)      ($0.438)    ($0.178)     $   -        ($0.178)
1987     16.617       0.064         1.316         1.380      (0.064)         -         (0.064)
1988     17.933       0.060         0.327         0.387      (0.060)      (2.659)      (2.719)
1989     15.601       0.276         4.904         5.180      (0.276)         -         (0.276)
1990     20.505       0.236        (1.931)       (1.695)     (0.236)      (1.208)      (1.444)
1991     17.366       0.323         7.195         7.518      (0.323)         -         (0.323)
1992     24.561       0.546         1.106         1.652      (0.546)      (0.955)      (1.501)
1993     24.712       0.530         2.703         3.233      (0.530)      (2.937)      (3.467)
1994     24.478       0.565        (0.942)       (0.377)     (0.565)      (1.372)      (1.937)
1995     22.164       0.616         6.131         6.747      (0.616)      (0.912)      (1,528)

          Net                          Ratio of Net
         Asset              Ratio of    Investment              Net Assets
Year     Value              Expenses     Income      Portfolio    At End
Ended     End      Total   To Average  To Average    Turnover    of Period
12/31  of Period  Return*  Net Assets  Net Assets      Rate       (000's)
-----  ---------  -------  ----------  ------------  ---------  ----------
                    Lincoln National Bond Fund, Inc.
1986    $12.448    16.53%     0.52%        9.75%       156.50%    $59,449
1987     11.141    (0.47%)    0.56%        9.17%       176.75%     50,795
1988     11.010     9.24%     0.57%        9.41%       183.79%     59,947
1989     11.438    13.23%     0.53%        9.13%       121.19%     91,152
1990     11.198     5.45%     0.53%        9.00%        76.67%    103,845
1991     12.188    17.96%     0.52%        8.32%        72.80%    139,854
1992     12.240     7.68%     0.52%        7.45%       257.27%    168,636
1993     12.693    13.39%     0.50%        6.05%       324.90%    226,150
1994     10.941    (5.01%)    0.50%        6.40%       213.26%    195,010
1995     12.247    19.59%     0.49%        6.90%       139.61%    250,816

            Lincoln National Growth and Income Fund, Inc.
1986    $18.031    16.77%     0.50%        3.06%        55.22%   $105,781
1987     19.640    14.75%     0.52%        2.78%       142.01%    177,354
1988     17.372     8.06%     0.54%        3.08%       179.88%    209,513
1989     20.231    19.86%     0.50%        4.06%       208.98%    295,399
1990     18.624     1.68%     0.48%        2.79%        59.47%    356,329
1991     23.766    30.83%     0.44%        2.86%        33.59%    581,297
1992     22.927     1.24%     0.41%        2.97%        74.50%    765,457
1993     24.693    13.31%     0.38%        2.58%        60.76%  1,034,105
1994     23.297     0.65%     0.37%        2.85%        76.34%  1,161,324
1995     29.756    39.06%     0.35%        2.64%        51.76%  1,833,450

                  Lincoln National Managed Fund, Inc.
1986    $12.248    14.03%     0.51%        5.77%        76.05%    $78,824
1987     12.283     7.35%     0.53%        5.23%       121.98%    121,167
1988     11.527     8.17%     0.55%        5.71%       166.57%    140,135
1989     12.713    16.00%     0.52%        6.47%       158.73%    182,576
1990     11.941     3.41%     0.52%        5.96%        93.38%    204,310
1991     13.847    22.59%     0.50%        5.53%        22.70%    276,899
1992     13.653     3.69%     0.49%        4.86%       226.66%    343,439
1993     14.152    11.91%     0.45%        4.24%       235.59%    445,040
1994     12.783    (2.42%)    0.44%        4.45%       160.79%    442,140
1995     15.895    30.11%     0.43%        4.37%       112.52%    589,165

                Lincoln National Money Market Fund, Inc.
1986    $10.000     9.18%     0.55%        6.71%          -       $45,932
1987     10.000     8.02%     0.56%        6.50%          -        55,093
1988     10.000     5.45%     0.55%        7.21%          -        59,160
1989     10.000     7.20%     0.54%        9.09%          -        88,551
1990     10.000     7.61%     0.53%        7.94%          -       102,399
1991     10.000     7.48%     0.53%        5.79%          -       149,555
1992     10.000     4.70%     0.53%        3.48%          -        92,472
1993     10.000     4.46%     0.50%        2.76%          -        81,042
1994     10.000     3.20%     0.52%        3.82%          -        77,177
1995     10.000     4.22%     0.52%        5.67%          -        75,319

            Lincoln National Special Opportunities Fund, Inc.
1986    $16.617    (2.50%)    0.54%        1.00%       102.32%    $43,369
1987     17.933     8.77%     0.56%        0.31%       110.80%     58,866
1988     15.601     3.73%     0.59%        0.39%        73.91%     63,982
1989     20.505    31.92%     0.55%        1.50%        92.56%     75,245
1990     17.366    (7.28%)    0.55%        1.33%        37.50%     83,762
1991     24.561    43.14%     0.53%        1.49%       111.60%    132,753
1992     24.712     6.24%     0.53%        2.35%       128.49%    189,867
1993     24.478    18.31%     0.49%        2.29%        74.11%    273,998
1994     22.164    (1.55%)    0.48%        2.49%        74.63%    318,417
1995     27.383    32.05%     0.45%        2.39%        90.12%    505,755

*Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares in which Separate Account C, D, G, and K may invest. The total return percentages in the table are NOT calculated on the same basis as the performance percentages noted in the letter at the front of this booklet (those percentages are based on the change in unit values).

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

BOARD OF DIRECTORS AND SHAREHOLDER OF LINCOLN NATIONAL BOND FUND, INC., LINCOLN NATIONAL GROWTH AND INCOME FUND, INC., LINCOLN NATIONAL MANAGED FUND, INC., LINCOLN NATIONAL MONEY MARKET FUND, INC., AND LINCOLN NATIONAL SPECIAL OPPORTUNITIES FUND, INC.

We have audited the accompanying statements of net assets of Lincoln National Bond Fund, Inc., Lincoln National Growth and Income Fund, Inc., Lincoln National Managed Fund, Inc., Lincoln National Money Market Fund, Inc., and Lincoln National Special Opportunities Fund, Inc. (Funds) as of December 31, 1995, and the related statements of operations, the statements of changes in net assets, and the financial highlights presented herein for each of the respective years or periods in the period ended December 31, 1995. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Funds at December 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights presented herein for each of the respective years or periods in the period ended December 31, 1995 in conformity with generally accepted accounting principles.



                                       /S/ ERNST & YOUNG LLP

Fort Wayne, Indiana
January 24, 1996